CONSOLIDATED STATEMENT OF INCOME (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales	$ 1,575.5	$ 1,561.9	$ 1,520.2	$ 1,432.1	$ 1,564.5	$ 1,546.4	$ 1,441.5	$ 1,348.2	$ 6,089.7	$ 5,900.6	$ 6,137.5
Operating expenses
Cost of sales (including special charges of $12.6 in 2009)	783.7	763.4	750	716.7	781.1	763.9	725.1	707.9	3,013.8	2,978	3,141.6
Selling, general and administrative expenses	579.7	558.5	565.3	558.1	577.4	554.1	526.4	516.3	2,261.6	2,174.2	2,257.2
Special gains and charges	8.5	(5.1)	0.6	3.5	10.2	5.4	25	26.5	7.5	67.1	25.9
Operating income	203.6	245.1	204.3	153.8	195.8	223	165	97.5	806.8	681.3	712.8
Interest expense, net	14.2	14.9	15	15	15.1	15.1	15.2	15.8	59.1	61.2	61.6
Income before income taxes	189.4	230.2	189.3	138.8	180.7	207.9	149.8	81.7	747.7	620.1	651.2
Provision for income taxes	57.8	55.9	59.8	43.1	64.4	62.7	50.3	24	216.6	201.4	202.8
Net income including noncontrolling interest	131.6	174.3	129.5	95.7	116.3	145.2	99.5	57.7	531.1	418.7	448.4
Less: Net income attributable to noncontrolling interest	0.3	0.1	0.2	0.2	0.5	0.2	0.4	0.3	0.8	1.4	0.3
Net income attributable to Ecolab	$ 131.3	$ 174.2	$ 129.3	$ 95.5	$ 115.8	$ 145	$ 99.1	$ 57.4	$ 530.3	$ 417.3	$ 448.1
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 0.57	$ 0.75	$ 0.55	$ 0.41	$ 0.49	$ 0.61	$ 0.42	$ 0.24	$ 2.27	$ 1.76	$ 1.83
Diluted (in dollars per share)	$ 0.56	$ 0.74	$ 0.54	$ 0.4	$ 0.48	$ 0.6	$ 0.41	$ 0.24	$ 2.23	$ 1.74	$ 1.8
Dividends declared per common share (in dollars per share)									$ 0.64	$ 0.575	$ 0.53
Weighted-average common shares outstanding
Basic (in shares)	232.1	232.8	233.4	235.4	237.1	237	236.5	236.1	233.4	236.7	245.4
Diluted (in shares)	236.4	237	237.4	239	241.3	240.6	239.5	238.1	237.6	239.9	249.3

CONSOLIDATED STATEMENT OF INCOME (Parenthetical) (USD $) In Millions	12 Months Ended
Dec. 31, 2009
CONSOLIDATED STATEMENT OF INCOME
Cost of sales, special charges	$ 12.6

CONSOLIDATED BALANCE SHEET (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 242.3		$ 73.6
Accounts receivable, net	999.6		1,016.1
Inventories	447.6		493.4
Deferred income taxes	78.9		83.9
Other current assets	101.5		147.2
Total current assets	1,869.9		1,814.2
Property, plant and equipment, net	1,148.3		1,176.2
Goodwill	1,329.3		1,414.1
Other intangible assets, net	282.5		312.5
Other assets	242.2		303.9
Total assets	4,872.2		5,020.9
Current liabilities
Short-term debt	189.2		98.5
Accounts payable	349.3		360.9
Compensation and benefits	308.1		302.1
Income taxes	36.7		21.8
Other current liabilities	441.5		466.9
Total current liabilities	1,324.8		1,250.2
Long-term debt	656.4		868.8
Postretirement health care and pension benefits	565.8		603.7
Other liabilities	192.2		288.6
Shareholders' equity
Common stock	333.1	[1]	329.8	[1]
Additional paid-in capital	1,310.2		1,179.3
Retained earnings	3,279.1		2,898.1
Accumulated other comprehensive loss	(271.9)		(232.9)
Treasury stock	(2,521.3)		(2,173.4)
Total Ecolab shareholders' equity	2,129.2		2,000.9
Noncontrolling interest	3.8		8.7
Total equity	2,133		2,009.6
Total liabilities and equity	$ 4,872.2		$ 5,020.9

[1]	Common stock, 400.0 million shares authorized, $1.00 par value, 232.5 million shares outstanding at December 31, 2010, 236.6 million shares outstanding at December 31, 2009.

CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Millions, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEET
Common stock, shares authorized	400	400
Common stock, par value per share (in dollars per share)	$ 1	$ 1
Common stock, shares outstanding	232.5	236.6

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING ACTIVITIES
Net income including noncontrolling interest	$ 531.1	$ 418.7	$ 448.4
Adjustments to reconcile net income including noncontrolling interest to cash provided by operating activities:
Depreciation and amortization	347.9	334.3	334.7
Deferred income taxes	(31.1)	88.1	80.6
Share-based compensation expense	29.2	37.3	33.6
Excess tax benefits from share-based payment arrangements	(16.9)	(7.7)	(8.2)
Pension and postretirement plan contributions	(46.6)	(263.7)	(112.4)
Pension and postretirement plan expense	90.8	82	73.6
Restructuring, net of cash paid		22.4
Gain on sale of plant			(24.5)
Business write-downs and closures		2.4	19.1
Other, net	1.8	12.9	5.3
Changes in operating assets and liabilities:
Accounts receivable	(39.3)	45.1	(89.9)
Inventories	18.6	13	(57.5)
Other assets	42.4	(30.7)	6.8
Accounts payable	6.8	(25.1)	30
Other liabilities	15.7	(34)	13.6
Cash provided by operating activities	950.4	695	753.2
INVESTING ACTIVITIES
Capital expenditures	(260.5)	(252.5)	(326.7)
Capitalized software expenditures	(37.2)	(44.8)	(67.8)
Property sold	2.6	11.7	36.4
Businesses acquired and investments in affiliates, net of cash acquired	(43.4)	(14.4)	(203.8)
Sale of businesses	16	0.7	2.2
Receipt from indemnification escrow	21
Deposit into indemnification escrow	(2.1)		(21)
Cash used for investing activities	(303.6)	(299.3)	(580.7)
FINANCING ACTIVITIES
Net issuances (repayments) of commercial paper and notes payable	(66.6)	(244)	(67.8)
Long-term debt borrowings			257.7
Long-term debt repayments	(7.4)	(6.4)	(3.9)
Reacquired shares	(348.8)	(68.8)	(337.2)
Cash dividends paid on common stock	(145.5)	(132.7)	(128.5)
Exercise of employee stock options	89.2	46.4	36.4
Excess tax benefits from share-based payment arrangements	16.9	7.7	8.2
Other, net			(0.5)
Cash used for financing activities	(462.2)	(397.8)	(235.6)
Effect of exchange rate changes on cash and cash equivalents	(15.9)	9	(7.6)
Increase (decrease) in cash and cash equivalents	168.7	6.9	(70.7)
Cash and cash equivalents, beginning of year	73.6	66.7	137.4
Cash and cash equivalents, end of year	242.3	73.6	66.7
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid	209.6	143.5	100.4
Interest paid	$ 63.3	$ 66.4	$ 64.3

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME AND EQUITY (USD $) In Millions, except Share data	TOTAL ECOLAB SHAREHOLDERS' EQUITY	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	TREASURY STOCK	NON-CONTROLLING INTEREST	COMPREHENSIVE INCOME	Total
Balance at Dec. 31, 2007	$ 1,935.7	$ 326.5	$ 1,015.2	$ 2,298.4	$ 63.1	$ (1,767.5)	$ 7.2		$ 1,942.9
Shares, beginning of year at Dec. 31, 2007		326,530,856				(79,705,760)
Increase (Decrease) in Stockholders' Equity
Net income	448.1			448.1			0.3	448.4	448.4
Cumulative translation adjustment	(233.6)				(233.6)		(0.1)	(233.7)	(233.7)
Derivative instruments	13.8				13.8			13.8	13.8
Unrealized gains (losses) on securities	(0.4)				(0.4)		(0.2)	(0.6)	(0.6)
Pension and postretirement benefits	(202)				(202)			(202)	(202)
Total comprehensive income	25.9							25.9	25.9
Distributions to noncontrolling interests							(1.1)		(1.1)
Initial investment by noncontrolling interest							1.3		1.3
Cash dividends declared	(129.5)			(129.5)					(129.5)
Stock options and awards	76.7	1.5	75.3			(0.1)			76.7
Stock options (in shares)		1,422,526				60,932
Stock awards, net issuances (in shares)						45,336
Reacquired shares	(337.2)					(337.2)			(337.2)
Reacquired shares (in shares)						(12,174,341)
Balance at Dec. 31, 2008	1,571.6	328	1,090.5	2,617	(359.1)	(2,104.8)	7.4		1,579
Shares, end of year at Dec. 31, 2008		327,953,382				(91,773,833)
Increase (Decrease) in Stockholders' Equity
Net income	417.3			417.3			1.4	418.7	418.7
Cumulative translation adjustment	199.3				199.3		0.3	199.6	199.6
Derivative instruments	(12)				(12)			(12)	(12)
Unrealized gains (losses) on securities	0.3				0.3		0.1	0.4	0.4
Pension and postretirement benefits	(61.4)				(61.4)			(61.4)	(61.4)
Total comprehensive income	543.5						1.8	545.3	545.3
Distributions to noncontrolling interests							(0.3)		(0.3)
Purchase of shares from noncontrolling interest							(0.2)		(0.2)
Cash dividends declared	(136.2)			(136.2)					(136.2)
Stock options and awards	90.8	1.8	88.8			0.2			90.8
Stock options (in shares)		1,872,268				56,810
Stock awards, net issuances (in shares)						27,342
Reacquired shares	(68.8)					(68.8)			(68.8)
Reacquired shares (in shares)						(1,541,228)
Balance at Dec. 31, 2009	2,000.9	329.8	1,179.3	2,898.1	(232.9)	(2,173.4)	8.7		2,009.6
Shares, end of year at Dec. 31, 2009		329,825,650				(93,230,909)
Increase (Decrease) in Stockholders' Equity
Net income	530.3			530.3			0.8	531.1	531.1
Cumulative translation adjustment	(78.1)				(78.1)		(1)	(79.1)	(79.1)
Derivative instruments	0.2				0.2			0.2	0.2
Unrealized gains (losses) on securities	0.2				0.2			0.2	0.2
Pension and postretirement benefits	38.7				38.7			38.7	38.7
Total comprehensive income	491.3						(0.2)	491.1	491.1
Sale of noncontrolling interest							(4.7)		(4.7)
Cash dividends declared	(149.3)			(149.3)					(149.3)
Stock options and awards	135.1	3.3	130.9			0.9			135.1
Stock options (in shares)		3,315,760				98,332
Stock awards, net issuances (in shares)						112,080
Reacquired shares	(348.8)					(348.8)			(348.8)
Reacquired shares (in shares)						(7,608,162)
Balance at Dec. 31, 2010	$ 2,129.2	$ 333.1	$ 1,310.2	$ 3,279.1	$ (271.9)	$ (2,521.3)	$ 3.8		$ 2,133
Shares, end of year at Dec. 31, 2010		333,141,410				(100,628,659)

NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2010
NATURE OF BUSINESS
NATURE OF BUSINESS

1. NATURE OF BUSINESS

Ecolab Inc. (the “company”) develops and markets premium products and services for the hospitality, foodservice, healthcare and industrial markets. The company provides cleaning and sanitizing products and programs, as well as pest elimination, maintenance and repair services primarily to customers in the foodservice, food and beverage processing, hospitality, healthcare, government and education, retail, textile care, commercial facilities management and vehicle wash sectors.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the company and all majority-owned subsidiaries. International subsidiaries are included in the financial statements on the basis of their November 30 fiscal year-ends to facilitate the timely inclusion of such entities in the company’s consolidated financial reporting. All intercompany transactions and profits are eliminated in consolidation.

Use of Estimates

The preparation of the company’s financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The company’s critical accounting estimates include revene recognition, valuation allowances and accrued liabilities, actuarial determined liabilities, share-based compensation, income taxes, long-lived assets, intangible assets and goodwill.

Foreign Currency Translation

Financial position and results of operations of the company’s international subsidiaries are measured using local currencies as the functional currency. Assets and liabilities of these operations are translated at the exchange rates in effect at each fiscal year end. The translation adjustments related to assets and liabilities that arise from the use of differing exchange rates from period to period are included in accumulated other comprehensive loss in shareholders’ equity. Income statement accounts are translated at average rates of exchange prevailing during the year. The company evaluates its International operations based on fixed rates of exchange; however, the different exchange rates from period to period impact the amount of reported income from consolidated operations.

Cash and Cash Equivalents

Cash equivalents include highly-liquid investments with a maturity of three months or less when purchased.

Allowance For Doubtful Accounts

The company estimates the balance of allowance for doubtful accounts by analyzing accounts receivable balances by age and applying historical write-off trend rates. The company’s estimates include separately providing for specific customer balances when it is deemed probable that the balance is uncollectible. Account balances are charged off against the allowance when it is probable the receivable will not be recovered.

The company’s allowance for doubtful accounts balance includes an allowance for the expected return of products shipped and credits related to pricing or quantities shipped of approximately  $7 million,  $10 million and  $9 million as of December 31, 2010, 2009 and 2008, respectively. Returns and credit activity is recorded directly to sales.

The following table summarizes the activity in the allowance for doubtful accounts:

MILLIONS	2010	2009	2008
Beginning balance	$52	$44	$43
Bad debt expense	18	27	23
Write-offs	(20)	(23)	(20)
Other*	(5)	4	(2)
Ending balance	$45	$52	$44

*              Other amounts are primarily the effects of changes in currency translation, allowance for returns and credits, and acquisitions.

Inventory Valuations

Inventories are valued at the lower of cost or market. U.S. chemical inventory costs are determined on a last-in, first-out (LIFO) basis. LIFO inventories represented 22% of consolidated inventories as of December 31, 2010 and 2009. All other inventory costs are determined on a first-in, first-out (FIFO) basis.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Merchandising equipment consists principally of various systems that dispense the company’s cleaning and sanitizing products and dishwashing machines. The dispensing systems are accounted for on a mass asset basis, whereby equipment is capitalized and depreciated as a group and written off when fully depreciated. The company capitalizes both internal and external costs of development or purchase of computer software for internal use. Costs incurred for data conversion, training and maintenance associated with capitalized software are expensed as incurred.

Depreciation is charged to operations using the straight-line method over the assets’ estimated useful lives ranging from 5 to 40 years for buildings and leasehold improvements, 3 to 11 years for machinery and equipment and 3 to 7 years for merchandising equipment and capital software. Total depreciation expense was  $306 million,  $290 million and  $286 million for 2010, 2009 and 2008, respectively. Expenditures for repairs and maintenance are charged to expense as incurred. Expenditures for major renewals and improvements, which significantly extend the useful lives of existing plant and equipment, are capitalized and depreciated.

Upon retirement or disposition of plant and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in income.

Goodwill and Other Intangible Assets

Goodwill and other intangible assets arise principally from business acquisitions. Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired. Other intangible assets primarily include customer relationships, trademarks, patents, customer lists and other technology. The fair value of identifiable intangible assets is estimated based upon discounted future cash flow projections and other acceptable valuation methods. Other intangible assets are amortized on a straight-line basis over their estimated economic lives. The weighted-average useful life of other intangible assets was 13 years as of December 31, 2010 and 2009.

The weighted-average useful life by type of asset at December 31, 2010 is as follows:

NUMBER OF YEARS
Customer relationships	12
Trademarks	19
Patents	13
Other technology	10

The straight-line method of amortization reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the company in each reporting period. The company evaluates the remaining useful life of its intangible assets that are being amortized each reporting period to determine whether events and circumstances warrant a reduction to the remaining period of amortization. If the estimate of an intangible asset’s remaining useful life is reduced, the remaining carrying amount of the intangible asset will be amortized prospectively over that revised remaining useful life. Total amortization expense related to other intangible assets during the last three years and future estimated amortization is as follows:

MILLIONS
2008	$48
2009	42
2010	41
2011	42
2012	40
2013	38
2014	29
2015	25

The company tests goodwill for impairment on an annual basis during the second quarter. The company’s reporting units are its operating segments. If circumstances change significantly, the company would also test a reporting unit for impairment during interim periods between the annual tests. An impairment charge is recognized for the amount, if any, by which the carrying amount of goodwill exceeds its implied fair value. Fair values of reporting units are established using a discounted cash flow method. Where available and as appropriate, comparative market multiples are used to corroborate the results of the discounted cash flow method. Based on the company’s testing, there has been no impairment of goodwill during the three years ended December 31, 2010. There has been no impairment of goodwill since the adoption of FASB guidance for goodwill and other intangibles on January 1, 2002.

During the second quarter ended June 30, 2010, the company completed its annual test for goodwill impairment. The company determined GCS Service required an updated fair value calculation due to soft sales and continued operating losses. The company uses both a discounted cash flow analysis and market valuations, including similar company market multiples and comparable transactions, to assess fair value. The estimated fair value of the GCS Service business is based on a probability weighted-average of these various measures. Based on this analysis, it was determined that the fair value of GCS Service reporting unit would have to decline by approximately 30% to indicate the potential for an impairment of their goodwill. Therefore, the company believes that the estimated fair value of the GCS Service reporting unit substantially exceeds its carrying value and no adjustment to the  $43 million carrying value of goodwill is necessary. The key assumptions utilized in determining fair value are revenue growth rates, operating margins and factors that impact the company’s weighted-average cost of capital, including interest rates. Of these factors, the fair value estimate is most sensitive to changes in revenue growth rates which could be adversely impacted by continued difficult economic conditions, uncertainty in the U.S. foodservice markets and the timing of adding new customers. GCS Service is included in the company’s U.S. Other Services reportable segment.

The changes in the carrying amount of goodwill for each of the company’s reportable segments are as follows:

MILLIONS	U.S. CLEANING & SANITIZING	U.S. OTHER SERVICES	TOTAL U.S.	INTL	TOTAL
December 31, 2008	$443.6	$50.5	$494.1	$773.6	$1,267.7
Business acquisitions[1]	3.2		3.2	2.0	5.2
Business disposals				(0.2)	(0.2)
Foreign currency translation				141.4	141.4
December 31, 2009	446.8	50.5	497.3	916.8	1,414.1
Business acquisitions[1]	7.6		7.6	0.7	8.3
Business disposals				(2.6)	(2.6)
Foreign currency translation				(90.5)	(90.5)
December 31, 2010	$454.4	$50.5	$504.9	$824.4	$1,329.3

[1] For 2010 and 2009, goodwill acquired is not expected to be tax deductible.

Long-Lived Assets

The company periodically reviews its long-lived assets for impairment and assesses whether significant events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable. An impairment loss may be recognized when the carrying amount of an asset exceeds the anticipated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded, if any, is calculated by the excess of the asset’s carrying value over its fair value.

Revenue Recognition

The company recognizes revenue as services are performed or on product sales at the time title to the product and risk of loss transfers to the customer. The company’s sales policies do not provide for general rights of return. Trade accounts receivable are recorded at the invoiced amount and generally do not bear interest. The company records estimated reductions to revenue for customer programs and incentive offerings, including pricing arrangements, promotions and other volume-based incentives at the time the sale is recorded. The company also records estimated reserves for anticipated uncollectible accounts and for product returns and credits at the time of sale.

Earnings Per Common Share

The computations of the basic and diluted earnings attributable to Ecolab per share amounts were as follows:

MILLIONS EXCEPT PER SHARE	2010	2009	2008
Net income attributable to Ecolab	$530.3	$417.3	$448.1
Weighted-average common shares outstanding
Basic	233.4	236.7	245.4
Effect of dilutive stock options, units and awards	4.2	3.2	3.9
Diluted	237.6	239.9	249.3
Earnings attributable to Ecolab per common share
Basic	$2.27	$1.76	$1.83
Diluted	$2.23	$1.74	$1.80
Anti-dilutive securities excluded from the computation of earnings per share	6.2	11.4	5.6

Share-Based Compensation

The company measures compensation expense for share-based awards at fair value at the date of grant and recognizes compensation expense over the service period for awards expected to vest. Grants to retirement eligible recipients (age 55 with required years of service) are attributed to expense using the non-substantive vesting method and are fully expensed over a six month period following the date of grant. In addition, the company includes a forfeiture estimate in the amount of compensation expense being recognized based on an estimate of the number of outstanding awards expected to vest.

Comprehensive Income

Comprehensive income includes net income, foreign currency translation adjustments, unrecognized gains and losses on securities, unrecognized actuarial gains and losses on pension and postretirement liabilities, gains and losses on derivative instruments designated and effective as cash flow hedges and nonderivative instruments designated and effective as foreign currency net investment hedges that are charged or credited to the accumulated other comprehensive loss account in shareholders’ equity.

Derivative Instruments and Hedging

The company uses foreign currency forward contracts, interest rate swaps and foreign currency debt to manage risks generally associated with foreign exchange rates, interest rates and net investments in foreign operations. The company does not hold derivative financial instruments of a speculative nature.

All of the company’s derivatives are recognized on the balance sheet at their fair value. The earnings impact resulting from the change in fair value of the derivative instruments is recorded in the same line item in the consolidated statement of income as the underlying exposure being hedged. See Note 8 for additional information on the company’s hedging activities.

New Accounting Pronouncements

There were no new accounting pronouncements that were issued or became effective that have had or are expected to have a material impact on the company’s consolidated financial statements.

SPECIAL GAINS AND CHARGES	12 Months Ended
Dec. 31, 2010
SPECIAL GAINS AND CHARGES.
SPECIAL GAINS AND CHARGES

3. SPECIAL GAINS AND CHARGES

Special gains and charges reported on the Consolidated Statement of Income included the following items:

MILLIONS	2010	2009	2008
Cost of sales
Restructuring charges	$—	$12.6	$—
Special gains and charges
Restructuring charges	—	59.9	—
Venezuela currency devaluation	4.2	—	—
Business structure and optimization	10.9	2.8	25.6
Business write-downs and closures	(1.4)	2.4	19.1
Gain on sale of plant	—	—	(24.0)
Gain on sale of businesses	—	—	(1.7)
Gain on sale of investment	(5.9)	—	—
Other items	(0.3)	2.0	6.9
Total	7.5	67.1	25.9
Total special gains and charges	$7.5	$79.7	$25.9

For segment reporting purposes, special gains and charges have been included in the company’s corporate segment, which is consistent with the company’s internal management reporting.

Special gains and charges in 2010 include costs to optimize the company’s business structure. In the third quarter of 2010, the company sold an investment in a small U.S. business and recognized a gain on the sale. The investment was not material to the company’s consolidated results of operations or financial position.

Beginning in 2010, Venezuela has been designated hyper-inflationary and as such all foreign currency fluctuations are now recorded in income. On January 8, 2010 the Venezuelan government devalued its currency, the Bolivar Fuerte. As a result of the devaluation, the company recorded a charge in the first quarter of 2010 as shown in the table above due to the remeasurement of the local balance sheet using the “official” rate of exchange for the Bolivar Fuerte.

As previously disclosed, in 2009, the company completed restructuring and other cost-saving actions in order to streamline operations and improve efficiency and effectiveness. The restructuring plan included a reduction of the company’s global workforce and the reduction of plant and distribution center locations during 2009. As a result of these actions, the company recorded restructuring charges of  $72.5 million ( $52.0 million after tax) during 2009. The restructuring plan was finalized and all actions, except for certain cash payments, were completed during 2009.

The 2009 restructuring charges and subsequent reductions to the related liability accounts include the following:

MILLIONS	EMPLOYEE TERMINATION COSTS	DISPOSALS	OTHER	TOTAL
Twelve months ended December 31, 2009
Recorded expense and accrual	$65.3	$3.2	$4.0	$72.5
Cash payments	(48.9)		(1.2)	(50.1)
Non-cash charges		(3.2)	(1.4)	(4.6)
Currency translation	2.2			2.2
Restructuring liability, December 31, 2009	18.6	—	1.4	20.0

Twelve months ended December 31, 2010
Cash payments	(15.6)		(1.0)	(16.6)
Currency translation	(0.6)			(0.6)
Restructuring liability, December 31, 2010	$2.4	$—	$0.4	$2.8

Restructuring charges on the Consolidated Statement of Income have been included both as a component of cost of sales and as a component of special gains and charges. Amounts included as a component of cost of sales include asset write-downs and manufacturing related severance. Restructuring liabilities have been classified as a component of other current liabilities on the Consolidated Balance Sheet.

Employee termination costs include personnel reduction related costs for severance, benefits and outplacement services. Asset disposals include inventory and intangible asset write-downs related to the discontinuance of product lines which are not consistent with the company’s long-term strategies. Other charges include one-time curtailment and settlement charges related to the company’s International pension plans and U.S. postretirement health care benefits plan, and lease terminations.

Special gains and charges in 2008 include a charge of  $19.1 million recorded in the fourth quarter, for the write-down of investments in an energy management business and the closure of two small non-strategic healthcare businesses, as well as costs to optimize the company’s business structure, including costs related to establishing the new European headquarters in Zurich, Switzerland. These charges were partially offset by a gain of  $24.0 million from the sale of a plant in Denmark recorded in the second quarter and a  $1.7 million gain related to the sale of a business in the U.K. recorded in the first quarter.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2010
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

4. RELATED PARTY TRANSACTIONS

Henkel AG & Co. KGaA (“Henkel”) beneficially owned 72.7 million Ecolab common shares, or approximately 29.4%, of the company’s outstanding common shares on December 31, 2007. In November 2008, Henkel completed the sale of all 72.7 million shares held and is no longer a related party. As part of the sale transaction, the company repurchased 11.3 million shares directly from Henkel for  $300 million.

The company and its affiliates sold products and services in the aggregate amount of  $8 million in 2008 to Henkel or its affiliates. The company purchased products and services in the amount of  $73 million in 2008, from Henkel or its affiliates. The transactions with Henkel and its affiliates were made in the ordinary course of business and were negotiated at arm’s length.

BUSINESS ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2010
BUSINESS ACQUISITIONS AND DISPOSITIONS
BUSINESS ACQUISITIONS AND DISPOSITIONS

5. BUSINESS ACQUISITIONS AND DISPOSITIONS

Significant business acquisitions made by the company were as follows:

BUSINESS/ASSETS ACQUIRED	DATE OF ACQUISITION	SEGMENT	ESTIMATED ANNUAL SALES PRE-ACQUISITION (MILLIONS) (UNAUDITED)
2010
Dober laundry division	September	U.S. C&S	$37
		(Textile Care)

2009
ISS	October	International	6
		(EMEA)

Stackhouse	February	U.S. C&S	4
		(Healthcare)

2008
Ecovation, Inc.	February	U.S. C&S	50
		(Food & Beverage)

Novartis-Ireland dairy hygiene business	January	International	3
		(EMEA)

In November 2010, the company announced it has agreed to purchase the assets of O.R. Solutions, Inc., a privately-held developer and marketer of surgical fluid warming and cooling systems in the U.S. Annual sales of the business to be acquired are approximately  $55 million. The purchase price is approximately  $260 million. As of the date of this report, the transaction has not yet been completed. Completion of the transaction is subject to receipt of regulatory clearance and satisfaction of other customary closing conditions.

In December 2010, subsequent to the company’s 2010 year end for international operations, the company completed the purchase of selected assets of the Cleantec business of Campbell Brothers Ltd. in Australia. Cleantec is a developer, manufacturer and marketer of cleaning and hygiene products principally within the Australian food and beverage processing, food service, hospitality and commercial laundry markets. Annual sales of the business acquired are approximately  $55 million.

In September 2010, the company acquired the commercial laundry division of Dober Chemical Corp. The acquisition strengthens the company’s U.S. and Canada Textile Care business by adding customer relationships and business scale, as well as important customer technology.

In February 2008, the company acquired Ecovation, Inc., a Rochester, N.Y. area-based provider of renewable energy solutions and effluent management systems primarily for the food and beverage manufacturing industry in the U.S., including dairy, beverage, and meat and poultry producers. The company recorded a  $21 million contingent liability related to the acquisition and deposited  $21 million into an escrow account at the time of closing. In 2010, final payment on the acquisition was settled and  $4 million was paid to the seller and the remaining  $17 million was returned to the company.

The business acquisitions have been accounted for as purchases and, accordingly, the results of their operations have been included in the financial statements of the company from the dates of acquisition. Acquisitions in 2010, 2009 and 2008 were not material to the company’s consolidated financial statements; therefore pro forma financial information is not presented. The aggregate purchase price of acquisitions and investments in affiliates has been reduced for any cash or cash equivalents acquired with the acquisitions.

Based upon purchase price allocations, the components of the aggregate cash paid for acquisitions and investment in affiliates are shown in the table below.

MILLIONS	2010	2009	2008
Net tangible assets acquired (liabilities assumed)	$17	$(1)	$15
Identifiable intangible assets
Customer relationships	11	3	11
Patents	—	1	26
Trademarks	1	1	16
Other intangibles	6	5	10
Total	18	10	63

Goodwill	8	5	126
Net cash paid for acquistions	$43	$14	$204

In August 2010, the company sold an investment in a small U.S. business and realized a gain of  $5.9 million. The gain was reported in special gains and charges.

The company had no significant business dispositions in 2009 or 2008.

BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2010
BALANCE SHEET INFORMATION
BALANCE SHEET INFORMATION

6. BALANCE SHEET INFORMATION

DECEMBER 31 (MILLIONS)	2010	2009
Accounts receivable, net
Accounts receivable	$1,044.5	$1,068.5
Allowance for doubtful accounts	(44.9)	(52.4)
Total	$999.6	$1,016.1
Inventories
Finished goods	$254.2	$293.4
Raw materials and parts	216.1	222.9
Inventories at FIFO cost	470.3	516.3
Excess of FIFO cost over LIFO cost	(22.7)	(22.9)
Total	$447.6	$493.4
Property, plant and equipment, net
Land	$28.4	$28.8
Buildings and improvements	279.9	281.0
Leasehold improvements	75.9	69.5
Machinery and equipment	699.1	718.0
Merchandising equipment	1,419.2	1,424.2
Capitalized software	321.2	236.6
Construction in progress	48.9	108.4
	2,872.6	2,866.5
Accumulated depreciation	(1,724.3)	(1,690.3)
Total	$1,148.3	$1,176.2
Other intangible assets, net
Cost
Customer relationships	$276.0	$296.0
Trademarks	111.3	115.7
Patents	79.0	74.8
Customer lists	5.6	5.6
Other	73.3	68.6
	545.2	560.7
Accumulated amortization
Customer relationships	(159.5)	(157.7)
Trademarks	(41.0)	(39.4)
Patents	(28.2)	(22.5)
Customer lists	(5.5)	(5.5)
Other	(28.5)	(23.1)
Total	$282.5	$312.5
Other assets
Deferred income taxes	$112.0	$139.6
Pension	1.5	9.8
Other	128.7	154.5
Total	$242.2	$303.9

DECEMBER 31 (MILLIONS)	2010	2009
Short-term debt
Commercial paper	$—	$74.4
Notes payable	32.4	16.2
Long-term debt, current maturities	156.8	7.9
Total	$189.2	$98.5
Other current liabilities
Discounts and rebates	$220.7	$218.5
Dividends payable	40.7	36.8
Interest payable	9.3	9.6
Taxes payable, other than income	49.2	57.8
Foreign exchange contracts	5.1	5.7
Restructuring	2.8	20.0
Other	113.7	118.5
Total	$441.5	$466.9
Long-term debt
4.875% senior notes, due 2015	$248.8	$248.5
4.355% series A senior notes, due 2013	162.3	187.6
4.585% series B senior notes, due 2016	227.2	262.6
6.875% notes, due 2011	150.0	149.9
Capital lease obligations	17.5	18.1
Other	7.4	10.0
	813.2	876.7
Long-term debt, current maturities	(156.8)	(7.9)
Total	$656.4	$868.8
Other liabilities
Deferred income taxes	$65.3	$86.7
Income taxes payable - noncurrent	38.1	82.7
Other	88.8	119.2
Total	$192.2	$288.6
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	$(3.3)	$(3.7)
Unrecognized pension and postretirement benefit expense, net of tax	(387.4)	(426.1)
Cumulative translation, net of tax	118.8	196.9
Total	$(271.9)	$(232.9)

The company has a  $600 million multicurrency credit agreement with a consortium of banks that has a term through June 1, 2012. The company has the option of borrowing based on various short-term interest rates. No amounts were outstanding under this agreement at year-end 2010 and 2009.

The multicurrency credit agreement supports the company’s  $600 million U.S. commercial paper program and its  $200 million European commercial paper program. Total combined borrowing under both programs may not exceed  $600 million. The company had no outstanding U.S. commercial paper at December 31, 2010. The company had  $74 million in outstanding U.S. commercial paper at December 31, 2009, with an average annual interest rate of 0.1% . The company had no commercial paper outstanding under its European commercial paper program at December 31, 2010 or 2009. Both programs were rated A-1 by Standard & Poor’s and P-1 by Moody’s as of December 31, 2010.

As of December 31, 2010 and 2009 the company had current notes payable of  $32.4 million and  $16.2 million, respectively. The weighted-average interest rate on notes payable was 6.0% in 2010 and 9.5% in 2009.

In February 2008, the company issued and sold  $250 million aggregate principal amount of senior unsecured notes that mature in 2015 at a rate of 4.875% . The proceeds were used to refinance outstanding commercial paper and for general corporate purposes. The notes are not subject to prepayment except where there is a Change of Control as defined in the Supplemental Indenture dated February 8, 2008 and there is a resulting ratings downgrade to below investment grade. Upon consolidation or merger, the company will offer to prepay all of the notes at 101% of the principal outstanding plus accrued interest. In the event of a default by the company under the Supplemental Indenture, the notes may immediately become due and payable for the unpaid principal amount and accrued interest. The notes are subject to covenants regarding the amount of indebtedness secured by liens and certain sale and leaseback transactions.

The company also has outstanding euro 300 million ( $389 million as of December 31, 2010) aggregate principal amount of the company’s senior notes in two series: 4.355% Series A Senior Notes due 2013 in the aggregate principal amount of euro 125 million and 4.585% Series B Senior Notes due 2016 in the aggregate principal amount of euro 175 million, pursuant to a Note Purchase Agreement dated July 26, 2006.

As of December 31, 2010, the aggregate annual maturities of long-term debt for the next five years were:

MILLIONS
2011	$157
2012	7
2013	166
2014	4
2015	252

In February 2011, the company repaid its  $150 million 6.875% notes when they became due. These notes are included in the 2011 amount in the table above.

INTEREST	12 Months Ended
Dec. 31, 2010
INTEREST
INTEREST
7. INTEREST
MILLIONS	2010	2009	2008
Interest expense	$65.6	$67.5	$70.8
Interest income	(6.5)	(6.3)	(9.2)
Interest expense, net	$59.1	$61.2	$61.6

FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS	12 Months Ended
Dec. 31, 2010
FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS
FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS

8. FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS

Fair Value of Financial Instruments

The company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable, commercial paper, notes payable, foreign currency forward contracts and long-term debt.

The carrying values of cash and cash equivalents, accounts receivable, accounts payable, commercial paper and notes payable, approximate fair value because of their short maturities. The carrying amount of foreign exchange contracts is at fair value, which is determined based on foreign currency exchange rates as of the balance sheet date (level 2 - significant other observable inputs). The carrying amount and the estimated fair value of long-term debt, including current maturities, held by the company were:

DECEMBER 31 (MILLIONS)	2010		2009
	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Long-term debt (including current maturities)	$813.2	$850.6	$876.7	$908.7

The fair value of long-term debt is based on quoted market prices for the same or similar debt instruments. The company has concluded that it does not have any amounts of financial assets and liabilities measured using the company’s own assumptions of fair market value (level 3 - unobservable inputs).

Derivative Instruments and Hedging

The company uses foreign currency forward contracts, interest rate swaps and foreign currency debt to manage risks associated with foreign currency exchange rates, interest rates and net investments in foreign operations. The company records all derivatives as assets and liabilities on the balance sheet at fair value. Changes in fair value are recognized immediately in earnings unless the derivative qualifies and is designated as a hedge. The effective portion of changes in fair value of hedges is initially recognized in accumulated other comprehensive income (“AOCI”) on the Consolidated Balance Sheet. Amounts recorded in AOCI are reclassified into earnings in the same period or periods during which the hedged transactions affect earnings. The company evaluates hedge effectiveness at inception and on an ongoing basis. If a derivative is no longer expected to be effective, hedge accounting is discontinued. Hedge ineffectiveness, if any, is recorded in earnings.

The company does not hold derivative financial instruments of a speculative nature. The company is exposed to credit loss in the event of nonperformance of counterparties for foreign currency forward exchange contracts and interest rate swap agreements. The company monitors its exposure to credit risk by using credit approvals and credit limits and by selecting major international banks and financial institutions as counterparties. The company does not anticipate nonperformance by any of these counterparties.

Derivatives Designated as Cash Flow Hedges

The company utilizes foreign currency forward contracts to hedge the effect of foreign currency exchange rate fluctuations on forecasted foreign currency transactions, including: sales, inventory purchases, and intercompany royalty and management fee payments. These forward contracts are designated as cash flow hedges. The effective portions of the changes in fair value of these contracts are recorded in AOCI until the hedged items affect earnings, at which time the gain or loss is reclassified into the same line item in the Consolidated Statement of Income as the underlying exposure being hedged. All hedged transactions are forecasted to occur within the next twelve months.

The company occasionally enters into interest rate swap contracts to manage interest rate exposures. In 2006 the company entered into and subsequently closed two forward starting swap contracts related to the issuance of its senior euro notes. The settlement payment was recorded in AOCI and is recognized in earnings as part of interest expense over the remaining life of the notes as the forecasted interest transactions occur.

Derivatives Not Designated as Hedging Instruments

The company also uses foreign currency forward contracts to offset its exposure to the change in value of certain foreign currency denominated assets and liabilities, primarily receivables and payables. Although the contracts are effective economic hedges, they are not designated as accounting hedges. Therefore, changes in the value of these derivatives are recognized immediately in earnings, thereby offsetting the current earnings effect of the related foreign currency denominated assets and liabilities.

The following table summarizes the fair value of the company’s outstanding derivatives as of December 31. The amounts are included in other current assets and other current liabilities on the company’s balance sheet.

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
MILLIONS	2010	2009	2010	2009
Derivatives designated as hedging instruments:

Foreign currency forward contracts	$0.5	$0.9	$3.2	$4.1

Derivatives not designated as hedging instruments:

Foreign currency forward contracts	1.3	2.3	1.9	1.6
Total	$1.8	$3.2	$5.1	$5.7

The company had foreign currency forward exchange contracts with notional values that totaled  $433 million at December 31, 2010, and  $356 million at December 31, 2009.

The impact on AOCI and earnings from derivative contracts that qualified as cash flow hedges was as follows:

MILLIONS	LOCATION	2010	2009
Unrealized gain (loss) recognized into AOCI (effective portion)
Foreign currency forward contracts	AOCI (equity)	$(2.5)	$(6.9)

Gain (loss) recognized in income (effective portion)
Foreign currency forward contracts	Sales	—	0.8
	Cost of sales	(4.1)	5.4
	SG&A	0.5	2.8
		(3.6)	9.0
Interest rate swap contract	Interest expense, net	(0.4)	(0.4)
	Total	$(4.0)	$8.6

Gain (loss) recognized in income (ineffective portion)
Foreign currency forward contracts	Interest expense, net	$(1.2)	$(1.3)

The impact on earnings from derivative contracts that are not designated as hedging instruments was as follows:

MILLIONS	LOCATION	2010	2009
Gain (loss) recognized in income
Foreign currency forward contracts	SG&A	$(5.4)	$1.6
	Interest expense, net	(5.5)	(7.0)
	Total	$(10.9)	$(5.4)

The amounts recognized in SG&A above offset the earnings impact of the related foreign currency denominated assets and liabilities. The amounts recognized in interest expense above represent the component of the hedging gains (losses) attributable to the difference between the spot and forward rates of the hedges as a result of interest rate differentials.

Net Investment Hedge

The company designates its euro 300 million ( $389 million as of December 31, 2010) senior notes and related accrued interest as a hedge of existing foreign currency exposures related to net investments the company has in certain Euro functional subsidiaries. Accordingly, the transaction gains and losses on the euronotes, which are designated and effective as hedges of the company’s net investments, have been included as a component of the cumulative translation adjustment account. Total transaction gains and losses related to the euronotes charged to shareholders’ equity were as follows:

MILLIONS	2010	2009
Transaction gains (losses), net of tax	$37.6	$(43.9)

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2010
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

9. SHAREHOLDERS’ EQUITY

Authorized common stock, par value  $1.00 per share, was 400 million shares in 2010, 2009 and 2008. Treasury stock is stated at cost. Dividends declared per share of common stock were  $0.64 for 2010,  $0.575 for 2009 and  $0.53 for 2008.

The company has 15 million shares, without par value, of authorized but unissued preferred stock. Of these 15 million shares, 0.4 million shares were designated as Series A Junior Participating Preferred Stock and 14.6 million shares were undesignated as of December 31, 2010.

Under the company’s shareholder rights plan, one preferred stock purchase right is issued for each outstanding share of the company’s common stock. A right entitles the holder, upon occurrence of certain events, to buy one one-thousandth of a share of Series A Junior Participating Preferred Stock at a purchase price of  $135, subject to adjustment. The rights, however, do not become exercisable unless and until, among other things, any person or group acquires 15% or more of the outstanding common stock of the company, or the company’s board of directors declares a holder of 10% or more of the outstanding common stock to be an “adverse person” as defined in the rights plan. Upon the occurrence of either of these events, the rights will become exercisable for common stock of the company (or in certain cases common stock of an acquiring company) having a market value of twice the exercise price of a right. The rights are redeemable under certain circumstances at one cent per right and, unless redeemed earlier, will expire on March 10, 2016.

The company reacquired 7,366,001 shares, 1,225,078 shares and 12,111,836 shares of its common stock in 2010, 2009 and 2008, respectively, through open and private market purchases. The 2008 reacquired shares include 11,346,098 shares purchased from Henkel as discussed in Note 4. The company also reacquired 242,161 shares, 316,150 shares and 62,505 shares of its common stock in 2010, 2009 and 2008, respectively, related to the exercise of stock options and the vesting of stock awards. In February 2010, the company’s Board of Directors authorized the repurchase of up to 10 million shares of common stock, including shares to be repurchased under Rule 10b5-1. Shares are repurchased to offset the dilutive effect of share-based compensation and for general corporate purposes. As of December 31, 2010, 5,354,783 shares remained to be purchased under the company’s repurchase authority. The company intends to repurchase all shares under this authorization, for which no expiration dates have been established, in open market or privately negotiated transactions, subject to market conditions.

STOCK INCENTIVE AND OPTION PLANS	12 Months Ended
Dec. 31, 2010
STOCK INCENTIVE AND OPTION PLANS
STOCK INCENTIVE AND OPTION PLANS

10. STOCK INCENTIVE AND OPTION PLANS

The company’s stock incentive and option plans provide for grants of stock options, restricted stock awards and restricted stock unit awards. Common shares available for grant as of December 31 were 11,608,387 for 2010, 2,376,663 for 2009 and 4,746,982 for 2008. Common shares available for grant reflect 12 million shares approved by shareholders in 2010 for issuance under the plans.

Prior to 2009, almost all awards granted were non-qualified stock options. Options are granted to purchase shares of the company’s stock at the average daily share price on the date of grant. These options generally expire within ten years from the grant date. The company recognizes compensation expense for these awards on a straight-line basis over the three year vesting period. Stock option grants to retirement eligible recipients are attributed to expense using the non-substantive vesting method. Beginning in 2009, the company changed its annual long-term incentive share-based compensation program from 100% stock options to a new program where the value of awards granted is made up of 50% stock options and 50% performance-based restricted stock unit (“PBRSU”) awards.

A summary of stock option activity and average exercise prices is as follows:

SHARES	2010	2009	2008
Granted	1,783,293	1,969,241	3,938,035
Exercised	(3,813,865)	(2,061,771)	(1,535,554)
Canceled	(243,607)	(340,391)	(196,165)

December 31:
Outstanding	19,988,025	22,262,204	22,695,125
Exercisable	16,091,416	17,315,445	16,314,069

AVERAGE PRICE PER SHARE	2010	2009	2008
Granted	$48.03	$45.03	$36.35
Exercised	28.46	24.95	25.33
Canceled	43.86	41.68	45.24

December 31:
Outstanding	38.66	36.22	34.51
Exercisable	37.42	34.73	32.04

The total intrinsic value of options (the amount by which the stock price exceeded the exercise price of the option on the date of exercise) that were exercised during 2010, 2009 and 2008 was  $76 million,  $35 million and  $34 million, respectively.

Information related to stock options outstanding and stock options exercisable as of December 31, 2010, is as follows:

OPTIONS OUTSTANDING

RANGE OF EXERCISE PRICES	OPTIONS OUTSTANDING	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
$17.75-27.39	3,017,398	2.3 years	$25.60
29.29-34.08	2,666,385	4.7 years	33.74
34.26-35.26	2,197,535	3.9 years	34.50
35.63-36.67	3,273,129	7.9 years	35.63
37.91-45.58	2,931,204	5.6 years	44.61
45.67-48.06	3,333,027	9.2 years	46.92
48.35-51.52	2,569,347	6.5 years	49.49
	19,988,025	5.9 years	38.66

OPTIONS EXERCISABLE

RANGE OF EXERCISE PRICES	OPTIONS EXERCISABLE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
$17.75-27.39	3,017,398	2.3 years	$25.60
29.29-34.08	2,653,851	4.7 years	33.75
34.26-35.26	2,197,535	3.9 years	34.50
35.63-36.67	2,190,293	7.9 years	35.63
37.91-45.58	2,765,216	5.5 years	44.64
45.67-48.06	697,776	7.9 years	45.89
48.35-51.52	2,569,347	6.5 years	49.49
	16,091,416	5.2 years	37.42

The total aggregate intrinsic value of in-the-money options outstanding as of December 31, 2010 was  $239 million. The total aggregate intrinsic value of in-the-money options exercisable as of December 31, 2010 was  $213 million.

The lattice (binomial) option-pricing model is used to estimate the fair value of options at grant date. The company’s primary employee option grant occurs during the fourth quarter. The weighted-average grant-date fair value of options granted and the significant assumptions used in determining the underlying fair value of each option grant, on the date of grant were as follows:

	2010	2009	2008
Weighted-average grant-date fair value of options granted at market prices	$10.11	$9.59	$7.75
Assumptions
Risk-free rate of return	2.0%	2.2%	1.9%
Expected life	6 years	5 years	6 years
Expected volatility	23.1%	23.3%	23.5%
Expected dividend yield	1.4%	1.4%	1.5%

The risk-free rate of return is determined based on a yield curve of U.S. treasury rates from one month to ten years and a period commensurate with the expected life of the options granted. Expected volatility is established based on historical volatility of the company’s stock price. The expected dividend yield is determined based on the company’s annual dividend amount as a percentage of the average stock price at the time of the grant.

The expense associated with PBRSU awards is based on the average of the high and low share price of the company’s common stock on the date of grant, adjusted for the absence of future dividends. The awards vest based on the company achieving a defined performance target and with continued service for a three year period. Upon vesting, the company will issue shares of its common stock such that one award unit equals one share of common stock. The company assesses the probability of achieving the performance target and recognizes expense over the three year vesting period when it is probable the performance target will be met. PBRSU awards granted to retirement eligible recipients are attributed to expense using the non-substantive vesting method. The awards are generally subject to forfeiture in the event of termination of employment.

The expense associated with shares of non-performance based restricted stock and stock units issued under the company’s stock incentive plans is based on the average of the high and low share price of the company’s common stock on the date of grant, adjusted for the absence of future dividends and is amortized on a straight-line basis over the periods during which the restrictions lapse. The company currently has restricted stock outstanding that vests over periods between 12 and 60 months. Restricted stock awards are generally subject to forfeiture in the event of termination of employment.

A summary of non-vested stock option, PBRSU awards and restricted stock activity is as follows:

NON-VESTED AWARDS

	STOCK OPTIONS	WEIGHTED- AVERAGE FAIR VALUE AT GRANT DATE	PBRSU AWARDS	WEIGHTED- AVERAGE FAIR VALUE AT GRANT DATE	RESTRICTED STOCK AND STOCK UNITS	WEIGHTED- AVERAGE FAIR VALUE AT GRANT DATE
December 31, 2009	4,946,759	$9.54	434,640	$43.63	93,308	$43.05
Granted	1,783,293	10.11	423,890	45.76	110,565	44.79
Vested/Earned	(2,680,325)	9.71	—	—	(33,692)	46.39
Cancelled	(153,118)	9.53	(12,900)	43.63	(3,010)	42.09
December 31, 2010	3,896,609	$9.68	845,630	$44.70	167,171	$43.54

Total compensation expense related to share-based compensation plans was  $29 million ( $19 million net of tax benefit),  $37 million ( $24 million net of tax benefit) and  $34 million ( $22 million net of tax benefit) for 2010, 2009 and 2008, respectively.

As of December 31, 2010, there was  $62 million of total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company’s plans. That cost is expected to be recognized over a weighted-average period of 2.1 years.

The company generally issues authorized but previously unissued shares to satisfy stock option exercises. The company has a share repurchase program and generally repurchases shares on the open market to help offset the dilutive effect of share-based compensation.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES
INCOME TAXES

11. INCOME TAXES

Income before income taxes consisted of:

MILLIONS	2010	2009	2008
Domestic	$497.5	$452.7	$402.8
Foreign	250.2	167.4	248.4
Total	$747.7	$620.1	$651.2

The provision for income taxes consisted of:

MILLIONS	2010	2009	2008
Federal and state	$173.5	$56.3	$59.1
Foreign	74.2	57.0	63.1
Total current	247.7	113.3	122.2

Federal and state	(26.3)	93.2	79.1
Foreign	(4.8)	(5.1)	1.5
Total deferred	(31.1)	88.1	80.6
Provision for income taxes	$216.6	$201.4	$202.8

As of December 31, 2010, the company has federal net operating loss carryforwards of approximately  $4 million which will be available to offset future taxable income. These carryforwards are expected to be used by 2018. The company also has various state net operating loss carryforwards that expire from 2011 to 2029. The company has recorded a valuation allowance on the portions of the state net operating loss carryforwards not expected to be utilized. As of December 31, 2010, the company has an unrealized capital loss of  $9 million related to an investment impairment. The company has recorded a valuation allowance on the unrealized capital loss because it is more likely than not that it will not be realized.

The company’s overall net deferred tax assets and deferred tax liabilities were comprised of the following:

DECEMBER 31 (MILLIONS)	2010	2009
Deferred tax assets
Other accrued liabilities	$56.5	$62.4
Loss carryforwards	26.1	20.1
Share-based compensation	64.0	65.2
Pension and other comprehensive income	155.5	196.7
Foreign tax credits	22.4	5.1
Other, net	46.1	40.5
Valuation allowance	(11.2)	(14.9)
Total	359.4	375.1
Deferred tax liabilities
Property, plant and equipment basis differences	106.3	91.6
Intangible assets	132.2	148.9
Other, net	0.6	4.3
Total	239.1	244.8
Net deferred tax assets	$120.3	$130.3

A reconciliation of the statutory U.S. federal income tax rate to the company’s effective income tax rate is as follows:

	2010	2009	2008
Statutory U.S. rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.9	2.4	2.3
Foreign operations	(4.5)	(2.7)	(4.1)
Domestic manufacturing deduction	(2.0)	(1.1)	(1.5)
Audit settlements and refunds	(1.3)
Non-taxable sale of plant and business			(1.5)
U.S.-German tax treaty ratification			(0.8)
Valuation allowance on investment impairment			0.9
Other, net	(0.1)	(1.1)	0.8
Effective income tax rate	29.0%	32.5%	31.1%

As of December 31, 2010, the company had undistributed earnings of international affiliates of approximately  $1.0 billion. These earnings are considered to be reinvested indefinitely or available for distribution with foreign tax credits available to offset the amount of applicable income tax and foreign withholding taxes that might be payable on earnings. It is impractical to determine the amount of incremental taxes that might arise if all undistributed earnings were distributed.

The company files income tax returns in the U.S. federal jurisdiction and various U.S. state and international jurisdictions. With few exceptions, the company is no longer subject to state and foreign income tax examinations by tax authorities for years before 2004. The Internal Revenue Service (IRS) has completed examinations of the company’s U.S. federal income tax returns through 2006. There are specific positions within the 1999 through 2001 examinations that are still open with the IRS. The U.S. income tax returns for the years 2007 and 2008 are currently under audit. It is reasonably possible for the specific open positions within the 1999 through 2001 examinations to be settled in the next twelve months. The company believes potential settlements could result in a decrease in the company’s gross liability for unrecognized tax benefits of up to  $33 million during the next twelve months. Decreases in the company’s gross liability could result in offsets to other balance sheet accounts, cash payments, and/or adjustments to tax expense. The occurrence of these events and/or other events not included above within the next twelve months could change depending on a variety of factors and result in amounts different from above.

During 2010, the company recognized a net discrete tax benefit of  $8.0 million. The net discrete tax benefit in 2010 primarily included recognizing favorable settlements related to the company’s 2002 through 2004 U.S. Federal IRS appeals case, a favorable settlement of an income tax audit in Germany for the years 2003 through 2006 and adjustments related to prior year tax reserves. These benefits were partially offset by a  $5 million charge due to the passage of the U.S. Patient Protection and Affordable Care Law which changes the tax deductibility related to federal subsidies and resulted in a reduction of the value of the company’s deferred tax assets related to the subsidies, as well as the negative impact of international tax costs from optimizing the company’s business structure.

During 2009, the company recognized discrete tax charges of  $4.5 million related to optimizing its business structure.

During 2008, the company recognized a discrete  $5.2 million reduction in income tax expense resulting from a new tax treaty between the U.S. and Germany that went into effect after ratification by the U.S. Senate. As a result of the treaty ratification, the company has greater assurance of favorable resolution on potential disputes between these two countries.

A reconciliation of the beginning and ending amount of gross liability for unrecognized tax benefits is as follows:

MILLIONS	2010	2009	2008
Balance at beginning of year	$116.7	$110.6	$98.6
Additions based on tax positions related to the current year	10.4	16.0	10.9
Additions for tax positions of prior years	0.2	6.0	9.9
Reductions for tax positions of prior years	(9.1)	(5.2)	(4.7)
Reductions for tax positions due to statute of limitations	(6.8)	(8.7)	(0.9)
Settlements	(44.6)	(5.4)	(0.3)
Foreign currency translation	(0.6)	3.4	(2.9)
Balance at end of year	$66.2	$116.7	$110.6

Included in the gross liability for unrecognized tax benefits balance at December 31, 2010 is  $54 million of tax positions that, depending on the ultimate resolution, could impact the annual effective tax rate in future periods.

The company recognizes both penalties and interest accrued related to unrecognized tax benefits in the company’s provision for income taxes. During the year ended December 31, 2010 the company accrued approximately  $2 million in interest. The company had approximately  $4 million and  $12 million of interest and penalties accrued at December 31, 2010 and 2009, respectively.

RENTALS AND LEASES	12 Months Ended
Dec. 31, 2010
RENTALS AND LEASES
RENTALS AND LEASES

12. RENTALS AND LEASES

The company leases sales and administrative office facilities, distribution center facilities, vehicles and other equipment under operating leases. Rental expense under all operating leases was  $121 million in 2010 and 2009 and  $124 million in 2008. As of December 31, 2010, future minimum payments under operating leases with non-cancelable terms in excess of one year were:

MILLIONS
2011	$67
2012	49
2013	30
2014	20
2015	15
Thereafter	25
Total	$206

The company enters into operating leases for vehicles whose noncancelable terms are one year or less in duration with month-to-month renewal options. These leases have been excluded from the table above. The company estimates payments under such leases will approximate  $36 million in 2011. These vehicle leases have guaranteed residual values that have historically been satisfied primarily by the proceeds on the sale of the vehicles.

RESEARCH EXPENDITURES	12 Months Ended
Dec. 31, 2010
RESEARCH EXPENDITURES
RESEARCH EXPENDITURES

13. RESEARCH EXPENDITURES

Research expenditures that related to the development of new products and processes, including significant improvements and refinements to existing products are expensed as incurred. Such costs were  $88 million in 2010 and  $86 million in both 2009 and 2008.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

The company is subject to various claims and contingencies related to, among other things, workers compensation, general liability, automobile claims, health care claims, lawsuits, environmental matters and income taxes. The company also has contractual obligations including lease commitments.

The company records liabilities where a contingent loss is probable and can be reasonably estimated. If the reasonable estimate of a probable loss is a range, the company records the most probable estimate of the loss or the minimum amount when no amount within the range is a better estimate than any other amount. The company discloses a contingent liability even if the liability is not probable or the amount is not estimable, or both, if there is a reasonable possibility that a material loss may have been incurred.

Insurance: The company has high deductible insurance policies in the U.S. for workers compensation, general liability and automotive liability losses subject to per occurrence and aggregate annual liability limitations. The company is insured for losses in excess of these limitations. The company has recorded both a liability and an offsetting receivable for amounts in excess of these limitations. The company is self-insured for health care claims for eligible participating employees subject to certain deductibles and limitations. The company determines its liability for claims incurred but not reported on an actuarial basis. Outside of the U.S. the company is fully insured for losses, subject to annual deductibles.

Litigation: The company and certain subsidiaries are party to various lawsuits, claims and environmental actions that have arisen in the ordinary course of business. These include from time to time antitrust, patent infringement, product liability and wage hour lawsuits, as well as possible obligations to investigate and mitigate the effects on the environment of the disposal or release of certain chemical substances at various sites, such as Superfund sites and other operating or closed facilities. Because litigation is inherently uncertain, and unfavorable rulings or developments could occur, there can be no certainty that the company may not ultimately incur charges in excess of presently recorded liabilities. A future adverse ruling, settlement or unfavorable development could result in future charges that could have a material adverse effect on the company’s results of operations or cash flows in the period in which they are recorded. The company currently believes that such future charges related to suits and legal claims, if any, would not have a material adverse effect on the company’s consolidated financial position.

The company is a defendant in two wage hour lawsuits claiming violations of the Fair Labor Standards Act or a similar state law. One of the suits seeks certification of a national class and the other certification of a state class of certain Institutional division associates. Neither of the suits has been certified for class-action status. The suits are still in their initial phases.

Environmental matters: The company is currently participating in environmental assessments and remediation at twenty locations and environmental liabilities have been accrued reflecting management’s best estimate of future costs. The company’s reserve for environmental remediation costs was approximately  $3 million and  $4 million at December 31, 2010 and 2009, respectively. Potential insurance reimbursements are not anticipated in the company’s accruals for environmental liabilities.

Lease commitments: Information on the company’s lease commitments and future minimum rental commitments under non-cancelable operating leases are disclosed in Note 12.

Taxes: The company is subject to ongoing tax audits in tax jurisdictions around the world. See Note 11 for further information on the company’s income taxes.

RETIREMENT PLANS	12 Months Ended
Dec. 31, 2010
RETIREMENT PLANS
RETIREMENT PLANS

15. RETIREMENT PLANS

Pension and Postretirement Health Care Benefits Plans

The company has a non-contributory qualified defined benefit pension plan covering most of its U.S. employees. The company also has U.S. non-contributory non-qualified defined benefit plans, which provide for benefits to employees in excess of limits permitted under its U.S. pension plan. The non-qualified plans are not funded and the recorded benefit obligation for the non-qualified plans was  $75 million and  $74 million at December 31, 2010 and 2009, respectively. The measurement date used for determining the U.S. pension plan assets and obligations is December 31. Various international subsidiaries also have defined benefit pension plans. International plans are funded based on local country requirements. Some of the company’s international plans are not required to be fully funded. The measurement date used for determining the international pension plan assets and obligations is November 30, the fiscal year-end of the company’s international affiliates.

The company provides postretirement health care benefits to certain U.S. employees. The plan is contributory based on years of service and family status, with retiree contributions adjusted annually. The measurement date used to determine the U.S. postretirement healthcare plan assets and obligations is December 31. Certain employees outside the U.S. are covered under government-sponsored programs, which are not required to be fully funded. The expense and obligation for providing international postretirement health care benefits is not significant.

The following table sets forth financial information related to the company’s pension and postretirement health care plans:

	U.S. PENSION (a)		INTERNATIONAL PENSION		U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2010	2009	2010	2009	2010	2009
Accumulated Benefit Obligation, end of year	$1,023.4	$905.8	$537.4	$524.8	$159.4	$154.6

Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,092.7	963.1	563.4	373.1	154.6	157.0
Service cost	50.6	47.2	18.9	14.9	2.0	2.0
Interest	62.6	59.0	26.7	24.6	8.8	9.5
Participant contributions			3.2	3.0	3.5	3.4
Medicare subsidies received					0.7	0.6
Curtailments and settlements	(0.6)		(0.1)	(0.6)		1.4
Plan amendments	(39.8)			1.6
Actuarial loss (gain)	23.1	54.6	34.1	103.0	2.8	(2.7)
Benefits paid	(33.9)	(31.2)	(18.0)	(23.2)	(13.0)	(16.6)
Foreign currency translation			(48.8)	67.0
Projected benefit obligation, end of year	1,154.7	1,092.7	579.4	563.4	159.4	154.6
Plan Assets
Fair value of plan assets, beginning of year	898.8	572.7	299.4	225.2	12.7	18.2
Actual returns on plan assets	120.8	127.8	24.9	33.2	2.4	2.4
Company contributions	3.2	229.5	27.4	26.8	16.0	7.4
Participant contributions			3.2	3.0	1.5	1.3
Settlements				(0.6)
Benefits paid	(33.9)	(31.2)	(18.0)	(23.2)	(13.0)	(16.6)
Foreign currency translation			(18.4)	35.0
Fair value of plan assets, end of year	988.9	898.8	318.5	299.4	19.6	12.7
Funded Status, end of year	(165.8)	(193.9)	(260.9)	(264.0)	(139.8)	(141.9)

Amounts recognized in Consolidated Balance Sheet:
Other assets			1.5	9.8
Other current liabilities	(4.3)	(6.7)	(7.4)	(8.5)	(1.8)	(1.8)
Post retirement healthcare and pension benefits	(161.5)	(187.2)	(255.0)	(265.3)	(138.0)	(140.1)
Net liability	(165.8)	(193.9)	(260.9)	(264.0)	(139.8)	(141.9)

Amounts recognized in Accumulated
Other Comprehensive Loss:
Unrecognized net actuarial loss	499.9	532.8	134.6	121.1	18.1	22.9
Unrecognized net prior service costs (benefits)	(38.0)	2.6	1.2	1.6	0.3	(0.1)
Tax benefit	(179.3)	(207.5)	(41.3)	(37.4)	(8.1)	(9.9)
Accumulated other comprehensive loss, net of tax	282.6	327.9	94.5	85.3	10.3	12.9

Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss	(24.7)	(15.9)	(4.0)	(2.1)	(0.2)	(4.3)
Amortization of prior service benefits (costs)	(0.5)	(0.5)	(0.4)	(0.3)	0.4	6.5
Current period net actuarial loss (gain)	(7.6)	2.3	26.4	86.2	(4.6)	(3.8)
Current period prior service costs	(39.8)			1.6
Curtailment	(0.9)
Tax expense (benefit)	28.2	5.4	(7.7)	(30.4)	1.8	3.1
Foreign currency translation			(5.1)	13.6
Other comprehensive loss (income)	(45.3)	(8.7)	9.2	68.6	(2.6)	1.5

(a) Includes qualified and non-qualified plans

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2011 are as follows:

MILLIONS	U.S. PENSION (a)	INTERNATIONAL PENSION	U.S. POSTRETIREMENT HEALTH CARE
Net actuarial loss	$31.8	$5.3	$0.2
Net prior service costs/(benefits)	(4.2)	0.1	0.1
Total	$27.6	$5.4	$0.3

(a) Includes qualified and non-qualified plans

The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets were as follows:

DECEMBER 31 (MILLIONS)	2010	2009
Aggregate projected benefit obligation	$526.4	$519.4
Accumulated benefit obligation	478.3	468.7
Fair value of plan assets	194.1	175.5

These plans include various international pension plans and the U.S. postretirement health care plan, which are funded consistent with local practices and requirements. These plans also include the U.S. non-qualified pension plan which is not funded.

Plan Assets

The fair value of plan assets is determined by using a fair value methodology that categorizes the inputs used to measure fair value. The first category is for unadjusted quoted prices in an active market (Level 1). The second category is for values measured using significant observable inputs, such as quoted prices for a similar asset or liability in an active market (Level 2). The third category is for fair value measurements based on significant unobservable inputs (Level 3).

Cash, equity securities and fixed income (Level 1): Valued at the quoted market prices of shares held by the plans at year-end in the active market on which the individual securities are traded.

Real estate and insurance contracts (Level 2): Valued based on inputs other than quoted prices that are observable for the securities.

Hedge funds and private equity (Level 3): Valued based on the net asset values of the underlying partnerships. The net asset values of the partnerships are based on the fair values of the underlying investments of the partnerships. Quoted market prices are used to value the underlying investments of the partnerships, where available.

United States

The allocation and fair value of the company’s U.S. plan assets for its defined benefit pension and postretirement health care benefit plans are as follows:

ASSET CATEGORY	TARGET ASSET ALLOCATION PERCENTAGE		PERCENTAGE OF PLAN ASSETS
DECEMBER 31 (%)	2010	2009	2010	2009
Cash			2%	10%
Equity securities:
Large cap equity	35%	35%	43	40
Small cap equity	10	10	12	10
International equity	13	13	13	12
Fixed income:
Core fixed income	22	22	20	19
Other:
Real estate	5	5	3	3
Hedge funds	6	6	6	6
Private equity	5	5	1	—
Alternative investments	4	4	—	—
Total	100%	100%	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2010
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$19.7			$19.7
Equity securities:
Large cap equity	433.0
Small cap equity	120.0			433.0
International equity	135.5			120.0
Fixed income:				135.5
Core fixed income	205.4			205.4
Other:
Real estate		$28.9		28.9
Hedge funds			$55.4	55.4
Private equity			10.6	10.6
Total	$913.6	$28.9	$66.0	$1,008.5

For those assets that are valued using significant unobservable inputs (level 3), the following is a rollforward of the significant activity for the year:

MILLIONS	HEDGE FUNDS	PRIVATE EQUITY
Beginning balance at December 31, 2009	$49.3	$3.1
Actual return on plan assets
Unrealized gains	2.6	1.1
Realized losses	—	(0.2)
Purchases	3.5	6.6
Sales	—	—
Settlements	—	—
Transfers in and/or out	—	—
Ending balance at December 31, 2010	$55.4	$10.6

The company is responsible for the valuation process and seeks to obtain quoted market prices for all securities. When quoted market prices are not available, a number of methodologies are used to establish fair value estimates, including discounted cash flow models, prices from recently executed transactions of similar securities or broker/dealer quotes using market observable information to the extent possible. The company reviews the values generated by those models for reasonableness and, in some cases, further analyzes and researches values generated to ensure their accuracy, which includes reviewing other publicly available information.

The company’s U.S. investment strategy and policies are designed to maximize the possibility of having sufficient funds to meet the long-term liabilities of the pension fund, while achieving a balance between the goals of asset growth of the plan and keeping risk at a reasonable level. Current income is not a key goal of the plan. The asset allocation position reflects the ability and willingness to accept relatively more short-term variability in the performance of the pension plan portfolio in exchange for the expectation of better long-term returns, lower pension costs and better funded status in the long run.

Since diversification is widely recognized as important to reduce unnecessary risk, the pension fund is diversified across a number of asset classes and securities. Selected individual portfolios within the asset classes may be undiversified while maintaining the diversified nature of total plan assets. The company has no significant concentration of risk in its U.S. plan assets.

International

The fair value of the company’s international plans and the allocation of plan assets for its defined benefit pension plans are as follows:

ASSET CATEGORY	PERCENTAGE OF PLAN ASSETS
	2010	2009
DECEMBER 31 (%)
Cash	1%	1%
Equity securities:
International equity	39	38
Fixed income:
Corporate bonds	24	26
Government bonds	15	15
Total fixed income	39	41
Other:
Real estate	4	4
Insurance contracts	17	16
Total	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2010
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$1.9			$1.9
Equity securities:
International equity	123.7			123.7
Fixed income:
Corporate bonds	77.2			77.2
Government bonds	47.3			47.3
Other:
Real estate		$12.3		12.3
Insurance contracts		56.1		56.1
Total	$250.1	$68.4		$318.5

Assets of funded retirement plans outside the U.S. are managed in each local jurisdiction and asset allocation strategy is set in accordance with local rules, regulations and practice. Therefore, no overall target asset allocation is presented. Although equity securities are all considered international for the company, some equity securities are considered domestic for the local plan. The funds are invested in a variety of equities, bonds and real estate investments and, in some cases, the assets are managed by insurance companies which may offer a guaranteed rate of return. The company has no investments that are level 3 in its international plan assets. The company has no significant concentration of risk in its international plan assets.

Net Periodic Benefit Costs

Pension and postretirement health care benefits expense for the company’s operations:

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2010	2009	2008	2010	2009	2008	2010	2009	2008
Service cost - employee benefits earned during the year	$50.6	$47.2	$44.7	$18.9	$14.9	$20.7	$2.0	$2.0	$2.3
Interest cost on benefit obligation	62.6	59.0	51.8	26.7	24.6	26.1	8.8	9.5	9.6
Expected return on plan assets	(90.1)	(75.5)	(70.3)	(17.0)	(16.4)	(18.8)	(1.5)	(1.4)	(2.5)
Recognition of net actuarial loss	24.7	15.9	8.9	4.0	1.6	1.1	0.2	4.3	4.7
Amortization of prior service cost (benefit)	0.5	0.5	1.3	0.4	0.3	0.4	(0.4)	(5.9)	(6.4)
Curtailment loss	0.3			0.1	0.5			0.9
Total expense	$48.6	$47.1	$36.4	$33.1	$25.5	$29.5	$9.1	$9.4	$7.7

(a) Includes qualified and non-qualified plans

Plan Assumptions

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
PERCENT	2010	2009	2008	2010	2009	2008	2010	2009	2008
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate	5.41%	5.84%	6.26%	4.62%	5.21%	6.39%	5.41%	5.84%	6.26%
Projected salary increase	4.32	4.32	4.32	3.40	3.38	3.23
Weighted-average actuarial assumptions used to determine net cost:
Discount rate	5.84	6.26	5.99	5.21	6.39	5.03	5.84	6.26	5.99
Expected return on plan assets	8.50	8.50	8.75	6.22	5.48	5.85	8.50	8.50	8.75
Projected salary increase	4.32	4.32	4.32	3.38	3.23	3.14

(a) Includes qualified and non-qualified plans

The expected long-term rate of return used for the U.S. plans is generally based on the pension plan’s asset mix. The company considers expected long-term real returns on asset categories, expectations for inflation, and estimates of the impact of active management of the assets in coming to the final rate to use. The company also considers actual historical returns.

The expected long-term rate of return used in the company’s international plans is determined in each local jurisdiction and is based on the assets held in that jurisdiction, the expected rate of returns for the type of assets held and any guaranteed rate of return provided by the investment.

For postretirement benefit measurement purposes as of December 31, 2010, the annual rates of increase in the per capita cost of covered health care were assumed to be 7.5% (for pre-age 65 retirees) and 8% (for post-age 65 retirees). The rates were assumed to decrease each year until they reach 5% in 2019 for both pre-age 65 retirees and post-age 65 retirees and remain at those levels thereafter. Health care costs which are eligible for subsidy by the company are limited to a maximum 4% annual increase beginning in 1996 for certain employees.

Assumed health care cost trend rates have a significant effect on the amounts reported for the company’s U.S. postretirement health care benefits plan. A one-percentage point change in the assumed health care cost trend rates would have the following effects:

	1-PERCENTAGE POINT
MILLIONS	INCREASE	DECREASE
Effect on total of service and interest cost components	$0.5	$(0.4)
Effect on postretirement benefit obligation	8.1	(7.0)

Amendments

In December 2010, the company amended the qualified and non-qualified U.S. pension plans to change the formula for benefit accruals in future years for certain plan participants. These amendments resulted in a decrease in the projected benefit obligation as of December 31, 2010.

Health Care Reform

In March 2010, the Patient Protection and Affordable Care Act and Health Care and Education Reconciliation Act were signed into law in the U.S. These new laws impact active employees who receive health care coverage through an employer as well as retirees who have postretirement health care benefits. Many provisions of the new laws do not take effect until future years; however, accounting rules require the expected impact on the postretirement health care plan to be reflected in the current period, if material. Based on the company’s analysis of the new laws, the company concluded that the new laws are not a significant event for the plan and interim remeasurement was not required. As of the December 31, 2010 measurement date, the new laws decreased our postretirement health care benefits projected benefit obligation by  $0.3 million.

Cash Flows

As of year-end 2010, the company’s estimate of benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five fiscal years thereafter for the company’s pension and postretirement health care benefit plans are as follows:

MILLIONS	ALL PLANS	MEDICARE SUBSIDY RECEIPTS
2011	$72	$1
2012	85	1
2013	81	1
2014	87	1
2015	100	1
2016-2020	616	10

The company is in compliance with all funding requirements of its U.S. pension and postretirement health care plans. The company’s funding policy for the U.S. pension plan is to achieve and maintain a return on assets that meets the long-term funding requirements identified by the projections of the pension plan’s actuaries while simultaneously satisfying the fiduciary responsibilities prescribed in ERISA. The company also takes into consideration the tax deductibility of contributions to the benefit plans. In January 2011, the company made a  $100 million voluntary contribution to the U.S. pension plan. Certain international pension benefit plans are required to be funded in accordance with local government requirements. The company estimates that it will contribute approximately  $33 million to the international pension benefit plans during 2011.

The company is not aware of any expected refunds of plan assets within the next twelve months from any of its existing U.S. or international pension or postretirement benefit plans.

Savings Plan and ESOP

The company provides a 401(k) savings plan for substantially all U.S. employees. Employee before-tax contributions of up to 3% of eligible compensation are matched 100% by the company and employee before-tax contributions between 3% and 5% of eligible compensation are matched 50% by the company. The company’s matching contributions are 100% vested immediately. The company’s contributions amounted to  $23 million in 2010,  $22 million in 2009 and  $23 million in 2008.

OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2010
OPERATING SEGMENTS
OPERATING SEGMENTS

16. OPERATING SEGMENTS

The company’s twelve operating segments have been aggregated into three reportable segments.

The “U.S. Cleaning & Sanitizing” reportable segment provides cleaning and sanitizing products to U.S. markets through its Institutional, Food & Beverage, Kay, Healthcare, Textile Care and Vehicle Care operating segments. These operating segments exhibit similar products, manufacturing processes, customers, distribution methods and economic characteristics.

The “U.S. Other Services” reportable segment includes all other U.S. operations of the company. This segment provides pest elimination and kitchen equipment repair and maintenance through its Pest Elimination and GCS Service operating segments, respectively. These two operating segments are primarily fee for service businesses. Since the primary focus of these businesses is service, they have not been combined with the company’s “U.S. Cleaning & Sanitizing” reportable segment. These operating segments are combined and disclosed as an “all other” category. Total service revenue for this segment was  $379 million,  $381 million and  $395 million for 2010, 2009 and 2008, respectively.

The company’s “International” reportable segment includes four operating segments; Europe/Middle East/Africa (EMEA), Asia Pacific, Latin America and Canada. These segments provide cleaning and sanitizing products as well as pest elimination service. International operations are managed by geographic region and exhibit similar products, manufacturing processes, customers, distribution methods and economic characteristics. Total service revenue, at public rates, for international pest elimination was  $183 million,  $171 million and  $186 million for 2010, 2009 and 2008, respectively.

The company evaluates the performance of its International operations based on fixed currency exchange rates. The difference between the fixed currency exchange rates and the actual currency exchange rates is reported as “foreign currency translation” in operating segment reporting. All other accounting policies of the reportable segments are consistent with accounting principles generally accepted in the United States of America and the accounting policies of the company described in Note 2. The profitability of the company’s operating segments is evaluated by management based on operating income.

Consistent with the company’s internal management reporting, corporate operating expense for 2010, 2009 and 2008 includes  $7.5 million,  $67.1 million and  $25.9 million, respectively, of special gains and charges included on the Consolidated Statement of Income as well as investments the company is making in business systems and the company’s business structure. Corporate assets are principally cash and cash equivalents and deferred taxes.

The company has two classes of products within its U.S. Cleaning & Sanitizing and International operations which comprise 10% or more of consolidated net sales. Sales of warewashing products were approximately 19% of consolidated net sales in 2010, 2009, and 2008. Sales of laundry products were approximately 10% of consolidated net sales in 2010 and 11% in both 2009 and 2008.

Property, plant and equipment, net, of the company’s U.S. and International operations were as follows:

DECEMBER 31 (MILLIONS)	2010	2009
United States	$628.4	$646.9
International	519.9	529.3
Consolidated	$1,148.3	$1,176.2

Financial information for each of the company’s reportable segments is as follows:

MILLIONS	U.S. CLEANING & SANITIZING	U.S. OTHER SERVICES	TOTAL U.S.	INTERNATIONAL	FOREIGN CURRENCY TRANSLATION	CORPORATE	CONSOLIDATED
NET SALES
2010	$2,721.9	$448.5	$3,170.4	$3,016.0	$(96.7)		$6,089.7
2009	2,663.3	449.4	3,112.7	2,921.9	(134.0)		5,900.6
2008	2,660.8	469.3	3,130.1	2,895.1	112.3		6,137.5
OPERATING INCOME (LOSS)
2010	513.9	71.4	585.3	254.7	(2.7)	$(30.5)	806.8
2009	495.2	65.7	560.9	235.0	(10.7)	(103.9)	681.3
2008	430.2	51.8	482.0	263.4	22.5	(55.1)	712.8
DEPRECIATION & AMORTIZATION
2010	184.3	5.4	189.7	158.2			347.9
2009	185.4	6.4	191.8	142.5			334.3
2008	182.7	6.2	188.9	145.8			334.7
CAPITAL EXPENDITURES (INCLUDING CAPITALIZED SOFTWARE)
2010	148.7	2.5	151.2	146.5			297.7
2009	145.5	4.0	149.5	147.8			297.3
2008	188.8	4.4	193.2	201.3			394.5
TOTAL ASSETS
2010	1,876.2	149.4	2,025.6	2,413.4		433.2	4,872.2
2009	1,915.5	152.1	2,067.6	2,656.2		297.1	5,020.9

QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2010
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

17. QUARTERLY FINANCIAL DATA (UNAUDITED)

MILLIONS, EXCEPT PER SHARE	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER	YEAR
2010
Net sales
U.S. Cleaning & Sanitizing	$632.3	$689.3	$718.9	$681.4	$2,721.9
U.S. Other Services	104.7	114.9	117.6	111.3	448.5
International	699.6	749.6	775.5	791.3	3,016.0
Effect of foreign currency translation	(4.5)	(33.6)	(50.1)	(8.5)	(96.7)
Total	1,432.1	1,520.2	1,561.9	1,575.5	6,089.7
Cost of sales	716.7	750.0	763.4	783.7	3,013.8
Selling, general and administrative expenses	558.1	565.3	558.5	579.7	2,261.6
Special (gains) and charges	3.5	0.6	(5.1)	8.5	7.5
Operating income
U.S. Cleaning & Sanitizing	113.4	138.6	148.6	113.3	513.9
U.S. Other Services	14.6	18.6	19.7	18.5	71.4
International	37.2	55.1	80.1	82.3	254.7
Corporate	(11.9)	(6.9)	0.4	(12.1)	(30.5)
Effect of foreign currency translation	0.5	(1.1)	(3.7)	1.6	(2.7)
Total	153.8	204.3	245.1	203.6	806.8
Interest expense, net	15.0	15.0	14.9	14.2	59.1
Income before income taxes	138.8	189.3	230.2	189.4	747.7
Provision for income taxes	43.1	59.8	55.9	57.8	216.6
Net income including noncontrolling interest	95.7	129.5	174.3	131.6	531.1
Less: Net income attributable to noncontrolling interest	0.2	0.2	0.1	0.3	0.8
Net income attributable to Ecolab	$95.5	$129.3	$174.2	$131.3	$530.3
Earnings attributable to Ecolab per common share
Basic	$0.41	$0.55	$0.75	$0.57	$2.27
Diluted	$0.40	$0.54	$0.74	$0.56	$2.23
Weighted-average common shares outstanding

Basic	235.4	233.4	232.8	232.1	233.4
Diluted	239.0	237.4	237.0	236.4	237.6

2009
Net sales
U.S. Cleaning & Sanitizing	$622.9	$671.1	$693.2	$676.1	$2,663.3
U.S. Other Services	107.1	115.3	117.6	109.4	449.4
International	683.5	716.7	755.2	766.5	2,921.9
Effect of foreign currency translation	(65.3)	(61.6)	(19.6)	12.5	(134.0)
Total	1,348.2	1,441.5	1,546.4	1,564.5	5,900.6
Cost of sales	707.9	725.1	763.9	781.1	2,978.0
Selling, general and administrative expenses	516.3	526.4	554.1	577.4	2,174.2
Special (gains) and charges	26.5	25.0	5.4	10.2	67.1
Operating income
U.S. Cleaning & Sanitizing	102.6	126.3	141.1	125.2	495.2
U.S. Other Services	13.2	18.3	18.4	15.8	65.7
International	25.4	57.8	79.1	72.7	235.0
Corporate	(39.1)	(31.7)	(13.2)	(19.9)	(103.9)
Effect of foreign currency translation	(4.6)	(5.7)	(2.4)	2.0	(10.7)
Total	97.5	165.0	223.0	195.8	681.3
Interest expense, net	15.8	15.2	15.1	15.1	61.2
Income before income taxes	81.7	149.8	207.9	180.7	620.1
Provision for income taxes	24.0	50.3	62.7	64.4	201.4
Net income including noncontrolling interest	57.7	99.5	145.2	116.3	418.7
Less: Net income (loss) attributable to noncontrolling interest	0.3	0.4	0.2	0.5	1.4
Net income attributable to Ecolab	$57.4	$99.1	$145.0	$115.8	$417.3
Earnings attributable to Ecolab per common share
Basic	$0.24	$0.42	$0.61	$0.49	$1.76
Diluted	$0.24	$0.41	$0.60	$0.48	$1.74
Weighted-average common shares outstanding

Basic	236.1	236.5	237.0	237.1	236.7
Diluted	238.1	239.5	240.6	241.3	239.9

Per share amounts do not necessarily sum due to changes in the calculation of shares outstanding for each discrete period and rounding.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the company and all majority-owned subsidiaries. International subsidiaries are included in the financial statements on the basis of their November 30 fiscal year-ends to facilitate the timely inclusion of such entities in the company’s consolidated financial reporting. All intercompany transactions and profits are eliminated in consolidation.

Foreign Currency Translation

Foreign Currency Translation

Financial position and results of operations of the company’s international subsidiaries are measured using local currencies as the functional currency. Assets and liabilities of these operations are translated at the exchange rates in effect at each fiscal year end. The translation adjustments related to assets and liabilities that arise from the use of differing exchange rates from period to period are included in accumulated other comprehensive loss in shareholders’ equity. Income statement accounts are translated at average rates of exchange prevailing during the year. The company evaluates its International operations based on fixed rates of exchange; however, the different exchange rates from period to period impact the amount of reported income from consolidated operations.

Cash and Cash Equivalents
Cash and Cash Equivalents Cash equivalents include highly-liquid investments with a maturity of three months or less when purchased.

Allowance For Doubtful Accounts

Allowance For Doubtful Accounts

The company estimates the balance of allowance for doubtful accounts by analyzing accounts receivable balances by age and applying historical write-off trend rates. The company’s estimates include separately providing for specific customer balances when it is deemed probable that the balance is uncollectible. Account balances are charged off against the allowance when it is probable the receivable will not be recovered.

The company’s allowance for doubtful accounts balance includes an allowance for the expected return of products shipped and credits related to pricing or quantities shipped of approximately  $7 million,  $10 million and  $9 million as of December 31, 2010, 2009 and 2008, respectively. Returns and credit activity is recorded directly to sales.

The following table summarizes the activity in the allowance for doubtful accounts:

MILLIONS	2010	2009	2008
Beginning balance	$52	$44	$43
Bad debt expense	18	27	23
Write-offs	(20)	(23)	(20)
Other*	(5)	4	(2)
Ending balance	$45	$52	$44

*              Other amounts are primarily the effects of changes in currency translation, allowance for returns and credits, and acquisitions.

Inventory Valuations

Inventory Valuations

Inventories are valued at the lower of cost or market. U.S. chemical inventory costs are determined on a last-in, first-out (LIFO) basis. LIFO inventories represented 22% of consolidated inventories as of December 31, 2010 and 2009. All other inventory costs are determined on a first-in, first-out (FIFO) basis.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Merchandising equipment consists principally of various systems that dispense the company’s cleaning and sanitizing products and dishwashing machines. The dispensing systems are accounted for on a mass asset basis, whereby equipment is capitalized and depreciated as a group and written off when fully depreciated. The company capitalizes both internal and external costs of development or purchase of computer software for internal use. Costs incurred for data conversion, training and maintenance associated with capitalized software are expensed as incurred.

Depreciation is charged to operations using the straight-line method over the assets’ estimated useful lives ranging from 5 to 40 years for buildings and leasehold improvements, 3 to 11 years for machinery and equipment and 3 to 7 years for merchandising equipment and capital software. Total depreciation expense was  $306 million,  $290 million and  $286 million for 2010, 2009 and 2008, respectively. Expenditures for repairs and maintenance are charged to expense as incurred. Expenditures for major renewals and improvements, which significantly extend the useful lives of existing plant and equipment, are capitalized and depreciated.

Upon retirement or disposition of plant and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in income.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill and other intangible assets arise principally from business acquisitions. Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired. Other intangible assets primarily include customer relationships, trademarks, patents, customer lists and other technology. The fair value of identifiable intangible assets is estimated based upon discounted future cash flow projections and other acceptable valuation methods. Other intangible assets are amortized on a straight-line basis over their estimated economic lives. The weighted-average useful life of other intangible assets was 13 years as of December 31, 2010 and 2009.

The weighted-average useful life by type of asset at December 31, 2010 is as follows:

NUMBER OF YEARS
Customer relationships	12
Trademarks	19
Patents	13
Other technology	10

The straight-line method of amortization reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the company in each reporting period. The company evaluates the remaining useful life of its intangible assets that are being amortized each reporting period to determine whether events and circumstances warrant a reduction to the remaining period of amortization. If the estimate of an intangible asset’s remaining useful life is reduced, the remaining carrying amount of the intangible asset will be amortized prospectively over that revised remaining useful life. Total amortization expense related to other intangible assets during the last three years and future estimated amortization is as follows:

MILLIONS
2008	$48
2009	42
2010	41
2011	42
2012	40
2013	38
2014	29
2015	25

The company tests goodwill for impairment on an annual basis during the second quarter. The company’s reporting units are its operating segments. If circumstances change significantly, the company would also test a reporting unit for impairment during interim periods between the annual tests. An impairment charge is recognized for the amount, if any, by which the carrying amount of goodwill exceeds its implied fair value. Fair values of reporting units are established using a discounted cash flow method. Where available and as appropriate, comparative market multiples are used to corroborate the results of the discounted cash flow method. Based on the company’s testing, there has been no impairment of goodwill during the three years ended December 31, 2010. There has been no impairment of goodwill since the adoption of FASB guidance for goodwill and other intangibles on January 1, 2002.

During the second quarter ended June 30, 2010, the company completed its annual test for goodwill impairment. The company determined GCS Service required an updated fair value calculation due to soft sales and continued operating losses. The company uses both a discounted cash flow analysis and market valuations, including similar company market multiples and comparable transactions, to assess fair value. The estimated fair value of the GCS Service business is based on a probability weighted-average of these various measures. Based on this analysis, it was determined that the fair value of GCS Service reporting unit would have to decline by approximately 30% to indicate the potential for an impairment of their goodwill. Therefore, the company believes that the estimated fair value of the GCS Service reporting unit substantially exceeds its carrying value and no adjustment to the  $43 million carrying value of goodwill is necessary. The key assumptions utilized in determining fair value are revenue growth rates, operating margins and factors that impact the company’s weighted-average cost of capital, including interest rates. Of these factors, the fair value estimate is most sensitive to changes in revenue growth rates which could be adversely impacted by continued difficult economic conditions, uncertainty in the U.S. foodservice markets and the timing of adding new customers. GCS Service is included in the company’s U.S. Other Services reportable segment.

The changes in the carrying amount of goodwill for each of the company’s reportable segments are as follows:

MILLIONS	U.S. CLEANING & SANITIZING	U.S. OTHER SERVICES	TOTAL U.S.	INTL	TOTAL
December 31, 2008	$443.6	$50.5	$494.1	$773.6	$1,267.7
Business acquisitions[1]	3.2		3.2	2.0	5.2
Business disposals				(0.2)	(0.2)
Foreign currency translation				141.4	141.4
December 31, 2009	446.8	50.5	497.3	916.8	1,414.1
Business acquisitions[1]	7.6		7.6	0.7	8.3
Business disposals				(2.6)	(2.6)
Foreign currency translation				(90.5)	(90.5)
December 31, 2010	$454.4	$50.5	$504.9	$824.4	$1,329.3

[1] For 2010 and 2009, goodwill acquired is not expected to be tax deductible.

Long-Lived Assets

Long-Lived Assets

The company periodically reviews its long-lived assets for impairment and assesses whether significant events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable. An impairment loss may be recognized when the carrying amount of an asset exceeds the anticipated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded, if any, is calculated by the excess of the asset’s carrying value over its fair value.

Revenue Recognition

Revenue Recognition

The company recognizes revenue as services are performed or on product sales at the time title to the product and risk of loss transfers to the customer. The company’s sales policies do not provide for general rights of return. Trade accounts receivable are recorded at the invoiced amount and generally do not bear interest. The company records estimated reductions to revenue for customer programs and incentive offerings, including pricing arrangements, promotions and other volume-based incentives at the time the sale is recorded. The company also records estimated reserves for anticipated uncollectible accounts and for product returns and credits at the time of sale.

Earnings Per Common Share

Earnings Per Common Share

The computations of the basic and diluted earnings attributable to Ecolab per share amounts were as follows:

MILLIONS EXCEPT PER SHARE	2010	2009	2008
Net income attributable to Ecolab	$530.3	$417.3	$448.1
Weighted-average common shares outstanding
Basic	233.4	236.7	245.4
Effect of dilutive stock options, units and awards	4.2	3.2	3.9
Diluted	237.6	239.9	249.3
Earnings attributable to Ecolab per common share
Basic	$2.27	$1.76	$1.83
Diluted	$2.23	$1.74	$1.80
Anti-dilutive securities excluded from the computation of earnings per share	6.2	11.4	5.6

Share-Based Compensation

Share-Based Compensation

The company measures compensation expense for share-based awards at fair value at the date of grant and recognizes compensation expense over the service period for awards expected to vest. Grants to retirement eligible recipients (age 55 with required years of service) are attributed to expense using the non-substantive vesting method and are fully expensed over a six month period following the date of grant. In addition, the company includes a forfeiture estimate in the amount of compensation expense being recognized based on an estimate of the number of outstanding awards expected to vest.

Comprehensive Income

Comprehensive Income

Comprehensive income includes net income, foreign currency translation adjustments, unrecognized gains and losses on securities, unrecognized actuarial gains and losses on pension and postretirement liabilities, gains and losses on derivative instruments designated and effective as cash flow hedges and nonderivative instruments designated and effective as foreign currency net investment hedges that are charged or credited to the accumulated other comprehensive loss account in shareholders’ equity.

Derivative Instruments and Hedging

Derivative Instruments and Hedging

The company uses foreign currency forward contracts, interest rate swaps and foreign currency debt to manage risks generally associated with foreign exchange rates, interest rates and net investments in foreign operations. The company does not hold derivative financial instruments of a speculative nature.

All of the company’s derivatives are recognized on the balance sheet at their fair value. The earnings impact resulting from the change in fair value of the derivative instruments is recorded in the same line item in the consolidated statement of income as the underlying exposure being hedged. See Note 8 for additional information on the company’s hedging activities.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES
Summarized activity in the allowance for doubtful accounts
MILLIONS	2010	2009	2008
Beginning balance	$52	$44	$43
Bad debt expense	18	27	23
Write-offs	(20)	(23)	(20)
Other*	(5)	4	(2)
Ending balance	$45	$52	$44

*              Other amounts are primarily the effects of changes in currency translation, allowance for returns and credits, and acquisitions.

Weighted-average useful life by type of asset
The weighted-average useful life by type of asset at December 31, 2010 is as follows:
NUMBER OF YEARS
Customer relationships	12
Trademarks	19
Patents	13
Other technology	10

Future estimated amortization expenses
MILLIONS
2008	$48
2009	42
2010	41
2011	42
2012	40
2013	38
2014	29
2015	25

Changes in the carrying amount of goodwill

MILLIONS	U.S. CLEANING & SANITIZING	U.S. OTHER SERVICES	TOTAL U.S.	INTL	TOTAL
December 31, 2008	$443.6	$50.5	$494.1	$773.6	$1,267.7
Business acquisitions[1]	3.2		3.2	2.0	5.2
Business disposals				(0.2)	(0.2)
Foreign currency translation				141.4	141.4
December 31, 2009	446.8	50.5	497.3	916.8	1,414.1
Business acquisitions[1]	7.6		7.6	0.7	8.3
Business disposals				(2.6)	(2.6)
Foreign currency translation				(90.5)	(90.5)
December 31, 2010	$454.4	$50.5	$504.9	$824.4	$1,329.3

[1] For 2010 and 2009, goodwill acquired is not expected to be tax deductible.

Basic and diluted earnings attributable to Ecolab per share

MILLIONS EXCEPT PER SHARE	2010	2009	2008
Net income attributable to Ecolab	$530.3	$417.3	$448.1
Weighted-average common shares outstanding
Basic	233.4	236.7	245.4
Effect of dilutive stock options, units and awards	4.2	3.2	3.9
Diluted	237.6	239.9	249.3
Earnings attributable to Ecolab per common share
Basic	$2.27	$1.76	$1.83
Diluted	$2.23	$1.74	$1.80
Anti-dilutive securities excluded from the computation of earnings per share	6.2	11.4	5.6

SPECIAL GAINS AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2010
SPECIAL GAINS AND CHARGES.
Special gains and charges

MILLIONS	2010	2009	2008
Cost of sales
Restructuring charges	$—	$12.6	$—
Special gains and charges
Restructuring charges	—	59.9	—
Venezuela currency devaluation	4.2	—	—
Business structure and optimization	10.9	2.8	25.6
Business write-downs and closures	(1.4)	2.4	19.1
Gain on sale of plant	—	—	(24.0)
Gain on sale of businesses	—	—	(1.7)
Gain on sale of investment	(5.9)	—	—
Other items	(0.3)	2.0	6.9
Total	7.5	67.1	25.9
Total special gains and charges	$7.5	$79.7	$25.9

Restructuring charges and subsequent reductions

MILLIONS	EMPLOYEE TERMINATION COSTS	DISPOSALS	OTHER	TOTAL
Twelve months ended December 31, 2009
Recorded expense and accrual	$65.3	$3.2	$4.0	$72.5
Cash payments	(48.9)		(1.2)	(50.1)
Non-cash charges		(3.2)	(1.4)	(4.6)
Currency translation	2.2			2.2
Restructuring liability, December 31, 2009	18.6	—	1.4	20.0

Twelve months ended December 31, 2010
Cash payments	(15.6)		(1.0)	(16.6)
Currency translation	(0.6)			(0.6)
Restructuring liability, December 31, 2010	$2.4	$—	$0.4	$2.8

BUSINESS ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2010
BUSINESS ACQUISITIONS AND DISPOSITIONS
Significant business acquisitions

BUSINESS/ASSETS ACQUIRED	DATE OF ACQUISITION	SEGMENT	ESTIMATED ANNUAL SALES PRE-ACQUISITION (MILLIONS) (UNAUDITED)
2010
Dober laundry division	September	U.S. C&S	$37
		(Textile Care)

2009
ISS	October	International	6
		(EMEA)

Stackhouse	February	U.S. C&S	4
		(Healthcare)

2008
Ecovation, Inc.	February	U.S. C&S	50
		(Food & Beverage)

Novartis-Ireland dairy hygiene business	January	International	3
		(EMEA)

Purchase price allocations of acquisitions and investments in affiliates

MILLIONS	2010	2009	2008
Net tangible assets acquired (liabilities assumed)	$17	$(1)	$15
Identifiable intangible assets
Customer relationships	11	3	11
Patents	—	1	26
Trademarks	1	1	16
Other intangibles	6	5	10
Total	18	10	63

Goodwill	8	5	126
Net cash paid for acquistions	$43	$14	$204

BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
BALANCE SHEET INFORMATION
Selected Balance Sheet Information

DECEMBER 31 (MILLIONS)	2010	2009
Accounts receivable, net
Accounts receivable	$1,044.5	$1,068.5
Allowance for doubtful accounts	(44.9)	(52.4)
Total	$999.6	$1,016.1
Inventories
Finished goods	$254.2	$293.4
Raw materials and parts	216.1	222.9
Inventories at FIFO cost	470.3	516.3
Excess of FIFO cost over LIFO cost	(22.7)	(22.9)
Total	$447.6	$493.4
Property, plant and equipment, net
Land	$28.4	$28.8
Buildings and improvements	279.9	281.0
Leasehold improvements	75.9	69.5
Machinery and equipment	699.1	718.0
Merchandising equipment	1,419.2	1,424.2
Capitalized software	321.2	236.6
Construction in progress	48.9	108.4
	2,872.6	2,866.5
Accumulated depreciation	(1,724.3)	(1,690.3)
Total	$1,148.3	$1,176.2
Other intangible assets, net
Cost
Customer relationships	$276.0	$296.0
Trademarks	111.3	115.7
Patents	79.0	74.8
Customer lists	5.6	5.6
Other	73.3	68.6
	545.2	560.7
Accumulated amortization
Customer relationships	(159.5)	(157.7)
Trademarks	(41.0)	(39.4)
Patents	(28.2)	(22.5)
Customer lists	(5.5)	(5.5)
Other	(28.5)	(23.1)
Total	$282.5	$312.5
Other assets
Deferred income taxes	$112.0	$139.6
Pension	1.5	9.8
Other	128.7	154.5
Total	$242.2	$303.9

DECEMBER 31 (MILLIONS)	2010	2009
Short-term debt
Commercial paper	$—	$74.4
Notes payable	32.4	16.2
Long-term debt, current maturities	156.8	7.9
Total	$189.2	$98.5
Other current liabilities
Discounts and rebates	$220.7	$218.5
Dividends payable	40.7	36.8
Interest payable	9.3	9.6
Taxes payable, other than income	49.2	57.8
Foreign exchange contracts	5.1	5.7
Restructuring	2.8	20.0
Other	113.7	118.5
Total	$441.5	$466.9
Long-term debt
4.875% senior notes, due 2015	$248.8	$248.5
4.355% series A senior notes, due 2013	162.3	187.6
4.585% series B senior notes, due 2016	227.2	262.6
6.875% notes, due 2011	150.0	149.9
Capital lease obligations	17.5	18.1
Other	7.4	10.0
	813.2	876.7
Long-term debt, current maturities	(156.8)	(7.9)
Total	$656.4	$868.8
Other liabilities
Deferred income taxes	$65.3	$86.7
Income taxes payable - noncurrent	38.1	82.7
Other	88.8	119.2
Total	$192.2	$288.6
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	$(3.3)	$(3.7)
Unrecognized pension and postretirement benefit expense, net of tax	(387.4)	(426.1)
Cumulative translation, net of tax	118.8	196.9
Total	$(271.9)	$(232.9)

Aggregate annual maturities of long term debt for the next five years

MILLIONS
2011	$157
2012	7
2013	166
2014	4
2015	252

INTEREST (Tables)	12 Months Ended
Dec. 31, 2010
INTEREST
Interest

MILLIONS	2010	2009	2008
Interest expense	$65.6	$67.5	$70.8
Interest income	(6.5)	(6.3)	(9.2)
Interest expense, net	$59.1	$61.2	$61.6

FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2010
FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS
Carrying amount and estimated fair value of long-term debt

DECEMBER 31 (MILLIONS)	2010		2009
	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Long-term debt (including current maturities)	$813.2	$850.6	$876.7	$908.7

Fair value of the company's outstanding derivatives

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
MILLIONS	2010	2009	2010	2009
Derivatives designated as hedging instruments:

Foreign currency forward contracts	$0.5	$0.9	$3.2	$4.1

Derivatives not designated as hedging instruments:

Foreign currency forward contracts	1.3	2.3	1.9	1.6
Total	$1.8	$3.2	$5.1	$5.7

Impact on AOCI and earnings from derivative contracts qualified as cash flow hedges

MILLIONS	LOCATION	2010	2009
Unrealized gain (loss) recognized into AOCI (effective portion)
Foreign currency forward contracts	AOCI (equity)	$(2.5)	$(6.9)

Gain (loss) recognized in income (effective portion)
Foreign currency forward contracts	Sales	—	0.8
	Cost of sales	(4.1)	5.4
	SG&A	0.5	2.8
		(3.6)	9.0
Interest rate swap contract	Interest expense, net	(0.4)	(0.4)
	Total	$(4.0)	$8.6

Gain (loss) recognized in income (ineffective portion)
Foreign currency forward contracts	Interest expense, net	$(1.2)	$(1.3)

Impact on earnings from derivative contracts not designated as hedging instruments

MILLIONS	LOCATION	2010	2009
Gain (loss) recognized in income
Foreign currency forward contracts	SG&A	$(5.4)	$1.6
	Interest expense, net	(5.5)	(7.0)
	Total	$(10.9)	$(5.4)

Gains and losses on net investment hedge

MILLIONS	2010	2009
Transaction gains (losses), net of tax	$37.6	$(43.9)

STOCK INCENTIVE AND OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2010
STOCK INCENTIVE AND OPTION PLANS
Summary of stock option activity and average exercise prices

SHARES	2010	2009	2008
Granted	1,783,293	1,969,241	3,938,035
Exercised	(3,813,865)	(2,061,771)	(1,535,554)
Canceled	(243,607)	(340,391)	(196,165)

December 31:
Outstanding	19,988,025	22,262,204	22,695,125
Exercisable	16,091,416	17,315,445	16,314,069

AVERAGE PRICE PER SHARE	2010	2009	2008
Granted	$48.03	$45.03	$36.35
Exercised	28.46	24.95	25.33
Canceled	43.86	41.68	45.24

December 31:
Outstanding	38.66	36.22	34.51
Exercisable	37.42	34.73	32.04

Information related to stock options outstanding and stock options exercisable

OPTIONS OUTSTANDING

RANGE OF EXERCISE PRICES	OPTIONS OUTSTANDING	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
$17.75-27.39	3,017,398	2.3 years	$25.60
29.29-34.08	2,666,385	4.7 years	33.74
34.26-35.26	2,197,535	3.9 years	34.50
35.63-36.67	3,273,129	7.9 years	35.63
37.91-45.58	2,931,204	5.6 years	44.61
45.67-48.06	3,333,027	9.2 years	46.92
48.35-51.52	2,569,347	6.5 years	49.49
	19,988,025	5.9 years	38.66

OPTIONS EXERCISABLE

RANGE OF EXERCISE PRICES	OPTIONS EXERCISABLE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
$17.75-27.39	3,017,398	2.3 years	$25.60
29.29-34.08	2,653,851	4.7 years	33.75
34.26-35.26	2,197,535	3.9 years	34.50
35.63-36.67	2,190,293	7.9 years	35.63
37.91-45.58	2,765,216	5.5 years	44.64
45.67-48.06	697,776	7.9 years	45.89
48.35-51.52	2,569,347	6.5 years	49.49
	16,091,416	5.2 years	37.42

Weighted-average grant-date fair value of options granted and significant assumptions used in determining the underlying fair value of each option grant

	2010	2009	2008
Weighted-average grant-date fair value of options granted at market prices	$10.11	$9.59	$7.75
Assumptions
Risk-free rate of return	2.0%	2.2%	1.9%
Expected life	6 years	5 years	6 years
Expected volatility	23.1%	23.3%	23.5%
Expected dividend yield	1.4%	1.4%	1.5%

Summary of non-vested stock option, PBRSU awards, and restricted stock and stock unit activity

NON-VESTED AWARDS

	STOCK OPTIONS	WEIGHTED- AVERAGE FAIR VALUE AT GRANT DATE	PBRSU AWARDS	WEIGHTED- AVERAGE FAIR VALUE AT GRANT DATE	RESTRICTED STOCK AND STOCK UNITS	WEIGHTED- AVERAGE FAIR VALUE AT GRANT DATE
December 31, 2009	4,946,759	$9.54	434,640	$43.63	93,308	$43.05
Granted	1,783,293	10.11	423,890	45.76	110,565	44.79
Vested/Earned	(2,680,325)	9.71	—	—	(33,692)	46.39
Cancelled	(153,118)	9.53	(12,900)	43.63	(3,010)	42.09
December 31, 2010	3,896,609	$9.68	845,630	$44.70	167,171	$43.54

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2010
INCOME TAXES
Income before income tax
Income before income taxes consisted of:
MILLIONS	2010	2009	2008
Domestic	$497.5	$452.7	$402.8
Foreign	250.2	167.4	248.4
Total	$747.7	$620.1	$651.2

Provision for income tax

MILLIONS	2010	2009	2008
Federal and state	$173.5	$56.3	$59.1
Foreign	74.2	57.0	63.1
Total current	247.7	113.3	122.2

Federal and state	(26.3)	93.2	79.1
Foreign	(4.8)	(5.1)	1.5
Total deferred	(31.1)	88.1	80.6
Provision for income taxes	$216.6	$201.4	$202.8

Net deferred tax assets and deferred tax liabilities

DECEMBER 31 (MILLIONS)	2010	2009
Deferred tax assets
Other accrued liabilities	$56.5	$62.4
Loss carryforwards	26.1	20.1
Share-based compensation	64.0	65.2
Pension and other comprehensive income	155.5	196.7
Foreign tax credits	22.4	5.1
Other, net	46.1	40.5
Valuation allowance	(11.2)	(14.9)
Total	359.4	375.1
Deferred tax liabilities
Property, plant and equipment basis differences	106.3	91.6
Intangible assets	132.2	148.9
Other, net	0.6	4.3
Total	239.1	244.8
Net deferred tax assets	$120.3	$130.3

Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate

	2010	2009	2008
Statutory U.S. rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.9	2.4	2.3
Foreign operations	(4.5)	(2.7)	(4.1)
Domestic manufacturing deduction	(2.0)	(1.1)	(1.5)
Audit settlements and refunds	(1.3)
Non-taxable sale of plant and business			(1.5)
U.S.-German tax treaty ratification			(0.8)
Valuation allowance on investment impairment			0.9
Other, net	(0.1)	(1.1)	0.8
Effective income tax rate	29.0%	32.5%	31.1%

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits

MILLIONS	2010	2009	2008
Balance at beginning of year	$116.7	$110.6	$98.6
Additions based on tax positions related to the current year	10.4	16.0	10.9
Additions for tax positions of prior years	0.2	6.0	9.9
Reductions for tax positions of prior years	(9.1)	(5.2)	(4.7)
Reductions for tax positions due to statute of limitations	(6.8)	(8.7)	(0.9)
Settlements	(44.6)	(5.4)	(0.3)
Foreign currency translation	(0.6)	3.4	(2.9)
Balance at end of year	$66.2	$116.7	$110.6

RENTALS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2010
RENTALS AND LEASES
Future minimum payments under operating leases with noncancelable terms in excess of one year

MILLIONS
2011	$67
2012	49
2013	30
2014	20
2015	15
Thereafter	25
Total	$206

RETIREMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2010
RETIREMENT PLANS
Financial information related to pension and postretirement health care plans

	U.S. PENSION (a)		INTERNATIONAL PENSION		U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2010	2009	2010	2009	2010	2009
Accumulated Benefit Obligation, end of year	$1,023.4	$905.8	$537.4	$524.8	$159.4	$154.6

Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,092.7	963.1	563.4	373.1	154.6	157.0
Service cost	50.6	47.2	18.9	14.9	2.0	2.0
Interest	62.6	59.0	26.7	24.6	8.8	9.5
Participant contributions			3.2	3.0	3.5	3.4
Medicare subsidies received					0.7	0.6
Curtailments and settlements	(0.6)		(0.1)	(0.6)		1.4
Plan amendments	(39.8)			1.6
Actuarial loss (gain)	23.1	54.6	34.1	103.0	2.8	(2.7)
Benefits paid	(33.9)	(31.2)	(18.0)	(23.2)	(13.0)	(16.6)
Foreign currency translation			(48.8)	67.0
Projected benefit obligation, end of year	1,154.7	1,092.7	579.4	563.4	159.4	154.6
Plan Assets
Fair value of plan assets, beginning of year	898.8	572.7	299.4	225.2	12.7	18.2
Actual returns on plan assets	120.8	127.8	24.9	33.2	2.4	2.4
Company contributions	3.2	229.5	27.4	26.8	16.0	7.4
Participant contributions			3.2	3.0	1.5	1.3
Settlements				(0.6)
Benefits paid	(33.9)	(31.2)	(18.0)	(23.2)	(13.0)	(16.6)
Foreign currency translation			(18.4)	35.0
Fair value of plan assets, end of year	988.9	898.8	318.5	299.4	19.6	12.7
Funded Status, end of year	(165.8)	(193.9)	(260.9)	(264.0)	(139.8)	(141.9)

Amounts recognized in Consolidated Balance Sheet:
Other assets			1.5	9.8
Other current liabilities	(4.3)	(6.7)	(7.4)	(8.5)	(1.8)	(1.8)
Post retirement healthcare and pension benefits	(161.5)	(187.2)	(255.0)	(265.3)	(138.0)	(140.1)
Net liability	(165.8)	(193.9)	(260.9)	(264.0)	(139.8)	(141.9)

Amounts recognized in Accumulated
Other Comprehensive Loss:
Unrecognized net actuarial loss	499.9	532.8	134.6	121.1	18.1	22.9
Unrecognized net prior service costs (benefits)	(38.0)	2.6	1.2	1.6	0.3	(0.1)
Tax benefit	(179.3)	(207.5)	(41.3)	(37.4)	(8.1)	(9.9)
Accumulated other comprehensive loss, net of tax	282.6	327.9	94.5	85.3	10.3	12.9

Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss	(24.7)	(15.9)	(4.0)	(2.1)	(0.2)	(4.3)
Amortization of prior service benefits (costs)	(0.5)	(0.5)	(0.4)	(0.3)	0.4	6.5
Current period net actuarial loss (gain)	(7.6)	2.3	26.4	86.2	(4.6)	(3.8)
Current period prior service costs	(39.8)			1.6
Curtailment	(0.9)
Tax expense (benefit)	28.2	5.4	(7.7)	(30.4)	1.8	3.1
Foreign currency translation			(5.1)	13.6
Other comprehensive loss (income)	(45.3)	(8.7)	9.2	68.6	(2.6)	1.5

(a) Includes qualified and non-qualified plans

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2011

MILLIONS	U.S. PENSION (a)	INTERNATIONAL PENSION	U.S. POSTRETIREMENT HEALTH CARE
Net actuarial loss	$31.8	$5.3	$0.2
Net prior service costs/(benefits)	(4.2)	0.1	0.1
Total	$27.6	$5.4	$0.3

(a) Includes qualified and non-qualified plans

Aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets

DECEMBER 31 (MILLIONS)	2010	2009
Aggregate projected benefit obligation	$526.4	$519.4
Accumulated benefit obligation	478.3	468.7
Fair value of plan assets	194.1	175.5

U.S. plan assets, actual and target allocation percentages

ASSET CATEGORY	TARGET ASSET ALLOCATION PERCENTAGE		PERCENTAGE OF PLAN ASSETS
DECEMBER 31 (%)	2010	2009	2010	2009
Cash			2%	10%
Equity securities:
Large cap equity	35%	35%	43	40
Small cap equity	10	10	12	10
International equity	13	13	13	12
Fixed income:
Core fixed income	22	22	20	19
Other:
Real estate	5	5	3	3
Hedge funds	6	6	6	6
Private equity	5	5	1	—
Alternative investments	4	4	—	—
Total	100%	100%	100%	100%

Fair value of U.S. plan assets by asset category in the fair-value hierarchy

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2010
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$19.7			$19.7
Equity securities:
Large cap equity	433.0
Small cap equity	120.0			433.0
International equity	135.5			120.0
Fixed income:				135.5
Core fixed income	205.4			205.4
Other:
Real estate		$28.9		28.9
Hedge funds			$55.4	55.4
Private equity			10.6	10.6
Total	$913.6	$28.9	$66.0	$1,008.5

U.S. Level 3 plan assets rollforward

MILLIONS	HEDGE FUNDS	PRIVATE EQUITY
Beginning balance at December 31, 2009	$49.3	$3.1
Actual return on plan assets
Unrealized gains	2.6	1.1
Realized losses	—	(0.2)
Purchases	3.5	6.6
Sales	—	—
Settlements	—	—
Transfers in and/or out	—	—
Ending balance at December 31, 2010	$55.4	$10.6

International pension plans assets, allocation percentages

ASSET CATEGORY	PERCENTAGE OF PLAN ASSETS
	2010	2009
DECEMBER 31 (%)
Cash	1%	1%
Equity securities:
International equity	39	38
Fixed income:
Corporate bonds	24	26
Government bonds	15	15
Total fixed income	39	41
Other:
Real estate	4	4
Insurance contracts	17	16
Total	100%	100%

Fair value of international plan assets by asset category in the fair-value hierarchy

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2010
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$1.9			$1.9
Equity securities:
International equity	123.7			123.7
Fixed income:
Corporate bonds	77.2			77.2
Government bonds	47.3			47.3
Other:
Real estate		$12.3		12.3
Insurance contracts		56.1		56.1
Total	$250.1	$68.4		$318.5

Net periodic pension and postretirement health care benefit costs

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2010	2009	2008	2010	2009	2008	2010	2009	2008
Service cost - employee benefits earned during the year	$50.6	$47.2	$44.7	$18.9	$14.9	$20.7	$2.0	$2.0	$2.3
Interest cost on benefit obligation	62.6	59.0	51.8	26.7	24.6	26.1	8.8	9.5	9.6
Expected return on plan assets	(90.1)	(75.5)	(70.3)	(17.0)	(16.4)	(18.8)	(1.5)	(1.4)	(2.5)
Recognition of net actuarial loss	24.7	15.9	8.9	4.0	1.6	1.1	0.2	4.3	4.7
Amortization of prior service cost (benefit)	0.5	0.5	1.3	0.4	0.3	0.4	(0.4)	(5.9)	(6.4)
Curtailment loss	0.3			0.1	0.5			0.9
Total expense	$48.6	$47.1	$36.4	$33.1	$25.5	$29.5	$9.1	$9.4	$7.7

(a) Includes qualified and non-qualified plans

Plan Assumptions
	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
PERCENT	2010	2009	2008	2010	2009	2008	2010	2009	2008
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate	5.41%	5.84%	6.26%	4.62%	5.21%	6.39%	5.41%	5.84%	6.26%
Projected salary increase	4.32	4.32	4.32	3.40	3.38	3.23
Weighted-average actuarial assumptions used to determine net cost:
Discount rate	5.84	6.26	5.99	5.21	6.39	5.03	5.84	6.26	5.99
Expected return on plan assets	8.50	8.50	8.75	6.22	5.48	5.85	8.50	8.50	8.75
Projected salary increase	4.32	4.32	4.32	3.38	3.23	3.14

(a) Includes qualified and non-qualified plans

Effects of one-percentage point change in the assumed health care cost trend rates

	1-PERCENTAGE POINT
MILLIONS	INCREASE	DECREASE
Effect on total of service and interest cost components	$0.5	$(0.4)
Effect on postretirement benefit obligation	8.1	(7.0)

Estimated future benefits payments

MILLIONS	ALL PLANS	MEDICARE SUBSIDY RECEIPTS
2011	$72	$1
2012	85	1
2013	81	1
2014	87	1
2015	100	1
2016-2020	616	10

OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2010
OPERATING SEGMENTS
Property, plant and equipment, net

DECEMBER 31 (MILLIONS)	2010	2009
United States	$628.4	$646.9
International	519.9	529.3
Consolidated	$1,148.3	$1,176.2

Financial information for the company's reportable segments

MILLIONS	U.S. CLEANING & SANITIZING	U.S. OTHER SERVICES	TOTAL U.S.	INTERNATIONAL	FOREIGN CURRENCY TRANSLATION	CORPORATE	CONSOLIDATED
NET SALES
2010	$2,721.9	$448.5	$3,170.4	$3,016.0	$(96.7)		$6,089.7
2009	2,663.3	449.4	3,112.7	2,921.9	(134.0)		5,900.6
2008	2,660.8	469.3	3,130.1	2,895.1	112.3		6,137.5
OPERATING INCOME (LOSS)
2010	513.9	71.4	585.3	254.7	(2.7)	$(30.5)	806.8
2009	495.2	65.7	560.9	235.0	(10.7)	(103.9)	681.3
2008	430.2	51.8	482.0	263.4	22.5	(55.1)	712.8
DEPRECIATION & AMORTIZATION
2010	184.3	5.4	189.7	158.2			347.9
2009	185.4	6.4	191.8	142.5			334.3
2008	182.7	6.2	188.9	145.8			334.7
CAPITAL EXPENDITURES (INCLUDING CAPITALIZED SOFTWARE)
2010	148.7	2.5	151.2	146.5			297.7
2009	145.5	4.0	149.5	147.8			297.3
2008	188.8	4.4	193.2	201.3			394.5
TOTAL ASSETS
2010	1,876.2	149.4	2,025.6	2,413.4		433.2	4,872.2
2009	1,915.5	152.1	2,067.6	2,656.2		297.1	5,020.9

QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2010
QUARTERLY FINANCIAL DATA (UNAUDITED)
Quarterly financial data
MILLIONS, EXCEPT PER SHARE	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER	YEAR
2010
Net sales
U.S. Cleaning & Sanitizing	$632.3	$689.3	$718.9	$681.4	$2,721.9
U.S. Other Services	104.7	114.9	117.6	111.3	448.5
International	699.6	749.6	775.5	791.3	3,016.0
Effect of foreign currency translation	(4.5)	(33.6)	(50.1)	(8.5)	(96.7)
Total	1,432.1	1,520.2	1,561.9	1,575.5	6,089.7
Cost of sales	716.7	750.0	763.4	783.7	3,013.8
Selling, general and administrative expenses	558.1	565.3	558.5	579.7	2,261.6
Special (gains) and charges	3.5	0.6	(5.1)	8.5	7.5
Operating income
U.S. Cleaning & Sanitizing	113.4	138.6	148.6	113.3	513.9
U.S. Other Services	14.6	18.6	19.7	18.5	71.4
International	37.2	55.1	80.1	82.3	254.7
Corporate	(11.9)	(6.9)	0.4	(12.1)	(30.5)
Effect of foreign currency translation	0.5	(1.1)	(3.7)	1.6	(2.7)
Total	153.8	204.3	245.1	203.6	806.8
Interest expense, net	15.0	15.0	14.9	14.2	59.1
Income before income taxes	138.8	189.3	230.2	189.4	747.7
Provision for income taxes	43.1	59.8	55.9	57.8	216.6
Net income including noncontrolling interest	95.7	129.5	174.3	131.6	531.1
Less: Net income attributable to noncontrolling interest	0.2	0.2	0.1	0.3	0.8
Net income attributable to Ecolab	$95.5	$129.3	$174.2	$131.3	$530.3
Earnings attributable to Ecolab per common share
Basic	$0.41	$0.55	$0.75	$0.57	$2.27
Diluted	$0.40	$0.54	$0.74	$0.56	$2.23
Weighted-average common shares outstanding

Basic	235.4	233.4	232.8	232.1	233.4
Diluted	239.0	237.4	237.0	236.4	237.6

2009
Net sales
U.S. Cleaning & Sanitizing	$622.9	$671.1	$693.2	$676.1	$2,663.3
U.S. Other Services	107.1	115.3	117.6	109.4	449.4
International	683.5	716.7	755.2	766.5	2,921.9
Effect of foreign currency translation	(65.3)	(61.6)	(19.6)	12.5	(134.0)
Total	1,348.2	1,441.5	1,546.4	1,564.5	5,900.6
Cost of sales	707.9	725.1	763.9	781.1	2,978.0
Selling, general and administrative expenses	516.3	526.4	554.1	577.4	2,174.2
Special (gains) and charges	26.5	25.0	5.4	10.2	67.1
Operating income
U.S. Cleaning & Sanitizing	102.6	126.3	141.1	125.2	495.2
U.S. Other Services	13.2	18.3	18.4	15.8	65.7
International	25.4	57.8	79.1	72.7	235.0
Corporate	(39.1)	(31.7)	(13.2)	(19.9)	(103.9)
Effect of foreign currency translation	(4.6)	(5.7)	(2.4)	2.0	(10.7)
Total	97.5	165.0	223.0	195.8	681.3
Interest expense, net	15.8	15.2	15.1	15.1	61.2
Income before income taxes	81.7	149.8	207.9	180.7	620.1
Provision for income taxes	24.0	50.3	62.7	64.4	201.4
Net income including noncontrolling interest	57.7	99.5	145.2	116.3	418.7
Less: Net income (loss) attributable to noncontrolling interest	0.3	0.4	0.2	0.5	1.4
Net income attributable to Ecolab	$57.4	$99.1	$145.0	$115.8	$417.3
Earnings attributable to Ecolab per common share
Basic	$0.24	$0.42	$0.61	$0.49	$1.76
Diluted	$0.24	$0.41	$0.60	$0.48	$1.74
Weighted-average common shares outstanding

Basic	236.1	236.5	237.0	237.1	236.7
Diluted	238.1	239.5	240.6	241.3	239.9

Per share amounts do not necessarily sum due to changes in the calculation of shares outstanding for each discrete period and rounding.

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Allowance for Doubtful Accounts	Dec. 31, 2009 Allowance for Doubtful Accounts	Dec. 31, 2008 Allowance for Doubtful Accounts
SIGNIFICANT ACCOUNTING POLICIES
Allowance for doubtful accounts, returns and credits	$ 7	$ 10	$ 9
Activity in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance				52	44	43
Bad debt expense				18	27	23
Write-offs				(20)	(23)	(20)
Other				(5)	4	(2)
Allowance for doubtful accounts, ending balance				$ 45	$ 52	$ 44

SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
SIGNIFICANT ACCOUNTING POLICIES
LIFO inventory as percentage of consolidated inventory (in percent)	22.00%	22.00%
Property, Plant and Equipment
Total depreciation expense	$ 306	$ 290	$ 286
Buildings and Leasehold Improvements
Property, Plant and Equipment
Estimated useful life, minimum (in years)	5
Estimated useful life, maximum (in years)	40
Machinery and Equipment
Property, Plant and Equipment
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	11
Merchandising equipment and Capital software
Property, Plant and Equipment
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	7

SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other intangible assets, net
Weighted-average useful life of other intangible assets (in years)	13	13
Total amortization expense related to other intangible assets	$ 41	$ 42	$ 48
Future estimated amortization expense related to other intangible assets
2011	42
2012	40
2013	38
2014	29
2015	$ 25
Customer relationships
Other intangible assets, net
Weighted-average useful life of other intangible assets (in years)	12
Trademarks
Other intangible assets, net
Weighted-average useful life of other intangible assets (in years)	19
Patents
Other intangible assets, net
Weighted-average useful life of other intangible assets (in years)	13
Other technology
Other intangible assets, net
Weighted-average useful life of other intangible assets (in years)	10

SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
SIGNIFICANT ACCOUNTING POLICIES
Required decline in GCS Service reporting unit fair value to indicate potential for an impairment of goodwill (in percent)	0.3
GCS reporting unit, goodwill carrying value	$ 43
Changes in the carrying amount of goodwill
Beginning Goodwill, net	1,414.1	1,267.7
Business acquisitions	8.3	5.2
Business disposals	(2.6)	(0.2)
Foreign currency translation	(90.5)	141.4
Ending Goodwill, net	1,329.3	1,414.1
United States
Changes in the carrying amount of goodwill
Beginning Goodwill, net	497.3	494.1
Business acquisitions	7.6	3.2
Ending Goodwill, net	504.9	497.3
U.S. Cleaning and Sanitizing
Changes in the carrying amount of goodwill
Beginning Goodwill, net	446.8	443.6
Business acquisitions	7.6	3.2
Ending Goodwill, net	454.4	446.8
U.S. Other Services
Changes in the carrying amount of goodwill
Beginning Goodwill, net	50.5	50.5
Business acquisitions
Ending Goodwill, net	50.5	50.5
International
Changes in the carrying amount of goodwill
Beginning Goodwill, net	916.8	773.6
Business acquisitions	0.7	2
Business disposals	(2.6)	(0.2)
Foreign currency translation	(90.5)	141.4
Ending Goodwill, net	$ 824.4	$ 916.8

SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Computations of the basic and diluted earnings attributable to Ecolab per share amounts
Net income attributable to Ecolab	$ 131.3	$ 174.2	$ 129.3	$ 95.5	$ 115.8	$ 145	$ 99.1	$ 57.4	$ 530.3	$ 417.3	$ 448.1
Weighted-average common shares outstanding
Basic (in shares)	232.1	232.8	233.4	235.4	237.1	237	236.5	236.1	233.4	236.7	245.4
Effect of dilutive stock options, units and awards (in shares)									4.2	3.2	3.9
Diluted (in shares)	236.4	237	237.4	239	241.3	240.6	239.5	238.1	237.6	239.9	249.3
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 0.57	$ 0.75	$ 0.55	$ 0.41	$ 0.49	$ 0.61	$ 0.42	$ 0.24	$ 2.27	$ 1.76	$ 1.83
Diluted (in dollars per share)	$ 0.56	$ 0.74	$ 0.54	$ 0.4	$ 0.48	$ 0.6	$ 0.41	$ 0.24	$ 2.23	$ 1.74	$ 1.8
Anti-dilutive securities excluded from the computation of earnings per share (in shares)									6.2	11.4	5.6
Share-Based Compensation
Retirement eligible grant recipients, minimum age (in years)									55
Grants to retirement eligible recipients, expense period (in months)									6

SPECIAL GAINS AND CHARGES (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended				1 Months Ended	3 Months Ended			12 Months Ended
	Aug. 31, 2010	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2009 Cost of sales	Aug. 31, 2010 Special gains and charges	Dec. 31, 2008 Special gains and charges	Jun. 30, 2008 Special gains and charges	Mar. 31, 2008 Special gains and charges	Dec. 31, 2010 Special gains and charges	Dec. 31, 2009 Special gains and charges	Dec. 31, 2008 Special gains and charges
Special Gains and Charges disclosures
Restructuring charges											$ 72.5		$ 12.6						$ 59.9
Venezuela currency devaluation																		4.2
Business structure and optimization																		10.9	2.8	25.6
Business write-downs and closures											2.4	19.1			19.1			(1.4)	2.4	19.1
Gain on sale of plant																(24)				(24)
Gain on sale of businesses																	(1.7)			(1.7)
Gain on sale of investment	(5.9)													(5.9)				(5.9)
Other items																		(0.3)	2	6.9
Total		8.5	(5.1)	0.6	3.5	10.2	5.4	25	26.5	7.5	67.1	25.9						7.5	67.1	25.9
Total special gains and charges										7.5	79.7	25.9
Restructuring charges, after tax											$ 52
Number of small non-strategic healthcare businesses closed												2

SPECIAL GAINS AND CHARGES (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Restructuring Reserve
Restructuring liability, beginning balance	$ 20
Recorded expense and accrual		72.5
Cash payments	(16.6)	(50.1)
Non-cash charges		(4.6)
Currency translation	(0.6)	2.2
Restructuring liability, ending balance	2.8	20
Employee Termination Costs
Restructuring Reserve
Restructuring liability, beginning balance	18.6
Recorded expense and accrual		65.3
Cash payments	(15.6)	(48.9)
Currency translation	(0.6)	2.2
Restructuring liability, ending balance	2.4	18.6
Disposals
Restructuring Reserve
Recorded expense and accrual		3.2
Non-cash charges		(3.2)
Other Restructuring Charges
Restructuring Reserve
Restructuring liability, beginning balance	1.4
Recorded expense and accrual		4
Cash payments	(1)	(1.2)
Non-cash charges		(1.4)
Restructuring liability, ending balance	$ 0.4	$ 1.4

RELATED PARTY TRANSACTIONS (Details) (Henkel AG and Co. KGaA, USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2008	Dec. 31, 2008	Dec. 31, 2007
Related party transaction
Common stock, shares held by related party (in shares)			72,700,000
Common stock, percentage of shares held by related party (in percent)			29.40%
Common stock, shares sold by related party (in shares)	72,700,000
Repurchase of shares from related party (in shares)	11,300,000
Purchase price of shares repurchased from related party	$ 300
Sales to related party		8
Purchases from related party		$ 73

BUSINESS ACQUISITIONS AND DISPOSITIONS (Details) (USD $) In Millions	1 Months Ended				1 Months Ended
	Sep. 30, 2010 Textile Care Dober laundry division	Feb. 28, 2009 Healthcare Stackhouse	Feb. 29, 2008 Food and Beverage Ecovation, Inc.	Dec. 31, 2010 Food and Beverage Ecovation, Inc.	Oct. 31, 2009 EMEA ISS	Jan. 31, 2008 EMEA Novartis-Ireland dairy hygiene business	Dec. 30, 2010 Asia Pacific Cleantec	Nov. 30, 2010 O.R. Solutions, Inc.
Business Acquisitions
Estimated annual sales pre-acquisition	$ 37	$ 4	$ 50		$ 6	$ 3	$ 55	$ 55
Aggregate purchase price								260
Contingent liability related to acquisition			21
Amount deposited in escrow account			21
Amount paid to seller for settlement of contingent liability				4
Amount returned from escrow account after settlement of contingent liability				$ 17

BUSINESS ACQUISITIONS AND DISPOSITIONS (Details 2) (USD $) In Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of the aggregate purchase prices of the acquisitions and investment in affiliates:
Net tangible assets acquired (liabilities assumed)		$ 17	$ (1)	$ 15
Identifiable intangible assets
Customer relationships		11	3	11
Patents			1	26
Trademarks		1	1	16
Other intangibles		6	5	10
Total		18	10	63
Goodwill		8	5	126
Net cash paid for acquisitions		43.4	14.4	203.8
Gain on sale of investment	$ 5.9

BALANCE SHEET INFORMATION (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, net
Accounts receivable	$ 1,044.5	$ 1,068.5
Allowance for doubtful accounts	(44.9)	(52.4)
Total	999.6	1,016.1
Inventories
Finished goods	254.2	293.4
Raw materials and parts	216.1	222.9
Inventories at FIFO cost	470.3	516.3
Excess of FIFO cost over LIFO cost	(22.7)	(22.9)
Total	447.6	493.4
Property, plant and equipment, net:
Land	28.4	28.8
Buildings and improvements	279.9	281
Leasehold improvements	75.9	69.5
Machinery and equipment	699.1	718
Merchandising equipment	1,419.2	1,424.2
Capitalized software	321.2	236.6
Construction in progress	48.9	108.4
Property, plant and equipment, gross	2,872.6	2,866.5
Accumulated depreciation	(1,724.3)	(1,690.3)
Total	1,148.3	1,176.2
Other intangible assets, net
Cost	545.2	560.7
Total	282.5	312.5
Other assets
Deferred income taxes	112	139.6
Pension	1.5	9.8
Other	128.7	154.5
Total	242.2	303.9
Short-term debt
Commercial paper		74.4
Notes payable	32.4	16.2
Long-term debt, current maturities	156.8	7.9
Total	189.2	98.5
Other current liabilities:
Discounts and rebates	220.7	218.5
Dividends payable	40.7	36.8
Interest payable	9.3	9.6
Taxes payable, other than income	49.2	57.8
Foreign exchange contracts	5.1	5.7
Restructuring	2.8	20
Other	113.7	118.5
Total	441.5	466.9
Other liabilities
Deferred income taxes	65.3	86.7
Income taxes payable - non-current	38.1	82.7
Other	88.8	119.2
Total	192.2	288.6
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	(3.3)	(3.7)
Unrecognized pension and postretirement benefit expense, net of tax	(387.4)	(426.1)
Cumulative translation, net of tax	118.8	196.9
Total	(271.9)	(232.9)
Customer relationships
Other intangible assets, net
Cost	276	296
Accumulated amortization	(159.5)	(157.7)
Trademarks
Other intangible assets, net
Cost	111.3	115.7
Accumulated amortization	(41)	(39.4)
Patents
Other intangible assets, net
Cost	79	74.8
Accumulated amortization	(28.2)	(22.5)
Customer lists
Other intangible assets, net
Cost	5.6	5.6
Accumulated amortization	(5.5)	(5.5)
Other technology
Other intangible assets, net
Cost	73.3	68.6
Accumulated amortization	$ (28.5)	$ (23.1)

BALANCE SHEET INFORMATION (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 4.875% senior notes, due 2015 USD ( $)	Dec. 31, 2009 4.875% senior notes, due 2015 USD ( $)	Feb. 29, 2008 4.875% senior notes, due 2015 USD ( $)	Dec. 31, 2010 4.355% series A senior notes, due 2013 USD ( $)	Dec. 31, 2010 4.355% series A senior notes, due 2013 EUR ( €)	Dec. 31, 2009 4.355% series A senior notes, due 2013 USD ( $)	Dec. 31, 2010 4.585% series B senior notes, due 2016 USD ( $)	Dec. 31, 2010 4.585% series B senior notes, due 2016 EUR ( €)	Dec. 31, 2009 4.585% series B senior notes, due 2016 USD ( $)	Dec. 31, 2010 6.875% notes, due 2011 USD ( $)	Dec. 31, 2009 6.875% notes, due 2011 USD ( $)	Dec. 30, 2010 6.875% notes, due 2011 Long-term debt repaid in February 2011 USD ( $)	Dec. 31, 2010 Senior notes USD ( $)	Dec. 31, 2010 Senior notes EUR ( €)	Dec. 31, 2010 Capital lease obligations USD ( $)	Dec. 31, 2009 Capital lease obligations USD ( $)	Dec. 31, 2010 Other USD ( $)	Dec. 31, 2009 Other USD ( $)	Dec. 31, 2010 U .S. commercial paper USD ( $)	Dec. 31, 2009 U .S. commercial paper USD ( $)	Dec. 31, 2010 European commercial paper USD ( $)
Debt instrument
Long-term debt, interest rate (in percent)				4.88%	4.88%		4.36%	4.36%	4.36%	4.59%	4.59%	4.59%	6.88%	6.88%
Long-term debt (including current maturities)	$ 813.2	$ 876.7		$ 248.8	$ 248.5		$ 162.3		$ 187.6	$ 227.2		$ 262.6	$ 150	$ 149.9				$ 17.5	$ 18.1	$ 7.4	$ 10
Long-term debt, current maturities	(156.8)	(7.9)
Total long-term debt	656.4	868.8
Multi-currency credit agreement maximum borrowing capacity	600
Commercial paper		74.4																					74
Maximum borrowing capacity, commercial paper	600																					600		200
Short-term debt, average annual interest rate (in percent)																							0.10%
Long-term debt, aggregate principal amount						250		125			175				150	389	300
Principal outstanding plus accrued interest payable at prepayment of notes (in percent)				101.00%
Repayments of long-term debt	7.4	6.4	3.9
Aggregate annual maturities of long-term debt
2011	157
2012	7
2013	166
2014	4
2015	252
Current notes payable	$ 32.4	$ 16.2
Notes payable, weighted-average interest rate (in percent)	6.00%	9.50%

INTEREST (Details) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
INTEREST
Interest expense									$ 65.6	$ 67.5	$ 70.8
Interest income									(6.5)	(6.3)	(9.2)
Interest expense, net	$ 14.2	$ 14.9	$ 15	$ 15	$ 15.1	$ 15.1	$ 15.2	$ 15.8	$ 59.1	$ 61.2	$ 61.6

FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 813.2	$ 876.7
Carrying Amount
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	813.2	876.7
Fair Value
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 850.6	$ 908.7

FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS
Maximum period for hedged transactions (in months)	12
Notional values of foreign currency forward exchange contracts
Foreign currency forward exchange contracts, notional values	$ 433	$ 356
Fair value of the company's outstanding derivatives
Asset Derivatives, Total	1.8	3.2
Liability Derivatives, Total	5.1	5.7
Derivatives designated as hedging instruments:
Foreign currency forward contracts, asset	0.5	0.9
Foreign currency forward contracts, liability	3.2	4.1
Derivatives not designated as hedging instruments:
Foreign currency forward contracts, asset	1.3	2.3
Foreign currency forward contracts, liability	$ 1.9	$ 1.6

FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS (Details 3) In Millions	12 Months Ended
	Dec. 31, 2010 AOCI (equity) Foreign currency forward contracts Cash Flow Hedges USD ( $)	Dec. 31, 2009 AOCI (equity) Foreign currency forward contracts Cash Flow Hedges USD ( $)	Dec. 31, 2009 Sales Foreign currency forward contracts Cash Flow Hedges USD ( $)	Dec. 31, 2010 Cost of sales Foreign currency forward contracts Cash Flow Hedges USD ( $)	Dec. 31, 2009 Cost of sales Foreign currency forward contracts Cash Flow Hedges USD ( $)	Dec. 31, 2010 Selling, general and administrative expenses Foreign currency forward contracts Cash Flow Hedges USD ( $)	Dec. 31, 2009 Selling, general and administrative expenses Foreign currency forward contracts Cash Flow Hedges USD ( $)	Dec. 31, 2010 Selling, general and administrative expenses Foreign currency forward contracts Derivatives Not Designated As Hedge USD ( $)	Dec. 31, 2009 Selling, general and administrative expenses Foreign currency forward contracts Derivatives Not Designated As Hedge USD ( $)	Dec. 31, 2010 Interest expense, net Foreign currency forward contracts Cash Flow Hedges USD ( $)	Dec. 31, 2009 Interest expense, net Foreign currency forward contracts Cash Flow Hedges USD ( $)	Dec. 31, 2010 Interest expense, net Foreign currency forward contracts Derivatives Not Designated As Hedge USD ( $)	Dec. 31, 2009 Interest expense, net Foreign currency forward contracts Derivatives Not Designated As Hedge USD ( $)	Dec. 31, 2010 Interest expense, net Interest rate swap contract Cash Flow Hedges USD ( $)	Dec. 31, 2009 Interest expense, net Interest rate swap contract Cash Flow Hedges USD ( $)	Dec. 31, 2010 Foreign currency forward contracts Cash Flow Hedges USD ( $)	Dec. 31, 2009 Foreign currency forward contracts Cash Flow Hedges USD ( $)	Dec. 31, 2010 Cash Flow Hedges USD ( $)	Dec. 31, 2009 Cash Flow Hedges USD ( $)	Dec. 31, 2010 Derivatives Not Designated As Hedge USD ( $)	Dec. 31, 2009 Derivatives Not Designated As Hedge USD ( $)	Dec. 31, 2010 Net Investment Hedge USD ( $)	Dec. 31, 2009 Net Investment Hedge USD ( $)	Dec. 31, 2010 Net Investment Hedge EUR ( €)
Impact on AOCI and earnings from derivative contracts
Unrealized gain (loss) recognized into AOCI (effective portion)	$ (2.5)	$ (6.9)
Gain (loss) recognized in income (effective portion)			0.8	(4.1)	(5.4)	0.5	2.8	(5.4)	1.6			(5.5)	(7)	(0.4)	(0.4)	(3.6)	9	(4)	8.6	(10.9)	(5.4)
Gain (loss) recognized in income (ineffective portion)										(1.2)	(1.3)
Net Investment Hedge:
Euro senior notes, carrying amount																						389		300
Transaction gains (losses), net of tax																						$ 37.6	$ (43.9)

SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Authorized common Stock (Shares)	400,000,000	400,000,000
Par value of common stock (in dollar Per share)	$ 1	$ 1
Dividend declared, per share of common stock (in dollars per share)	$ 0.64	$ 0.575	$ 0.53
Preferred stock authorized but not issued (in shares)
PREFERRED STOCK
Preferred stock authorized but not issued (in shares)	15,000,000
Series A Junior Participating Preferred Stock
Preferred stock authorized but not issued (in shares)	400,000
Preferred stock purchase rights per common share	1
Preferred stock shares per preferred stock purchase right (in shares)	0.001
Exercise price of preferred stock purchase rights	$ 135
Threshold ownership of outstanding common stock by any person or group to trigger preferred stock purchase rights (in percent)	15.00%
Threshold ownership of outstanding common stock by an adverse person to trigger preferred stock purchase rights (in percent)	10.00%
Preferred stock purchase rights, redemption price (in cents per right)	1
Undesignated preferred stock
Preferred stock authorized but not issued (in shares)	14,600,000
COMMON STOCK
Authorized common Stock (Shares)	400,000,000	400,000,000	400,000,000
Par value of common stock (in dollar Per share)	$ 1	$ 1	$ 1
Dividend declared, per share of common stock (in dollars per share)	$ 0.64	$ 0.575	$ 0.53
Common stock reacquired during the period (in shares)	7,366,001	1,225,078	12,111,836
Shares repurchased from Henkel (in shares)			11,346,098
Share repurchases related to exercise of stock options and vesting of stock awards (in shares)	242,161	316,150	62,505
Total shares authorized to be repurchased (in shares)	10,000,000
Shares remaining to be repurchased (in shares)	5,354,783

STOCK INCENTIVE AND OPTION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
STOCK INCENTIVE AND OPTION PLANS
Common shares available for grant (in shares)	11,608,387	2,376,663	4,746,982
Shares approved for issuance under the plan (in shares)	12,000,000
Stock option expiration period (in years)	10
Stock option vesting period (in years)	3 years
Value of awards granted, portion from stock options under prior program (in percent)		100.00%
Value of awards granted, portion from stock options under current program (in percent)		50.00%
Value of awards granted, portion from PBRSUs under current program (in percent)		50.00%
Summary of stock option activity and average exercise prices
Stock options granted (in shares)	1,783,293	1,969,241	3,938,035
Stock options exercised (in shares)	(3,813,865)	(2,061,771)	(1,535,554)
Stock options canceled (in shares)	(243,607)	(340,391)	(196,165)
Stock options outstanding (in shares)	19,988,025	22,262,204	22,695,125
Stock options exercisable (in shares)	16,091,416	17,315,445	16,314,069
Average exercise price of stock options granted (in dollars per share)	$ 48.03	$ 45.03	$ 36.35
Average exercise price of stock options exercised (in dollars per share)	$ 28.46	$ 24.95	$ 25.33
Average exercise price of stock options canceled (in dollars per share)	$ 43.86	$ 41.68	$ 45.24
Average exercise price of stock options outstanding (in dollars per share)	$ 38.66	$ 36.22	$ 34.51
Average exercise price of stock options exercisable (in dollars per share)	$ 37.42	$ 34.73	$ 32.04
Total intrinsic value of options exercised during period	$ 76	$ 35	$ 34

STOCK INCENTIVE AND OPTION PLANS (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Stock options outstanding and stock options exercisable
Stock options outstanding (in shares)	19,988,025
Weighted average remaining contractual life of stock options outstanding (in years)	5.9
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 38.66
Stock options exercisable (in shares)	16,091,416
Weighted average remaining contractual life of stock options exercisable (in years)	5.2
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 37.42
Total aggregate intrinsic value of in-the-money options outstanding	$ 239
Total aggregate intrinsic value of in-the-money options exercisable	$ 213
Range of exercise price, $ 17.75-27.39
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 17.75
Stock options, range of exercise prices, high end (in dollars per share)	$ 27.39
Stock options outstanding (in shares)	3,017,398
Weighted average remaining contractual life of stock options outstanding (in years)	2.3
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 25.6
Stock options exercisable (in shares)	3,017,398
Weighted average remaining contractual life of stock options exercisable (in years)	2.3
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 25.6
Range of exercise price, $ 29.29-34.08
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 29.29
Stock options, range of exercise prices, high end (in dollars per share)	$ 34.08
Stock options outstanding (in shares)	2,666,385
Weighted average remaining contractual life of stock options outstanding (in years)	4.7
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 33.74
Stock options exercisable (in shares)	2,653,851
Weighted average remaining contractual life of stock options exercisable (in years)	4.7
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 33.75
Range of exercise price, $ 34.26-35.26
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 34.26
Stock options, range of exercise prices, high end (in dollars per share)	$ 35.26
Stock options outstanding (in shares)	2,197,535
Weighted average remaining contractual life of stock options outstanding (in years)	3.9
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 34.5
Stock options exercisable (in shares)	2,197,535
Weighted average remaining contractual life of stock options exercisable (in years)	3.9
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 34.5
Range of exercise price, $ 35.63-36.67
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 35.63
Stock options, range of exercise prices, high end (in dollars per share)	$ 36.67
Stock options outstanding (in shares)	3,273,129
Weighted average remaining contractual life of stock options outstanding (in years)	7.9
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 35.63
Stock options exercisable (in shares)	2,190,293
Weighted average remaining contractual life of stock options exercisable (in years)	7.9
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 35.63
Range of exercise price, $ 37.91-45.58
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 37.91
Stock options, range of exercise prices, high end (in dollars per share)	$ 45.58
Stock options outstanding (in shares)	2,931,204
Weighted average remaining contractual life of stock options outstanding (in years)	5.6
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 44.61
Stock options exercisable (in shares)	2,765,216
Weighted average remaining contractual life of stock options exercisable (in years)	5.5
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 44.64
Range of exercise price, $ 45.67-48.06
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 45.67
Stock options, range of exercise prices, high end (in dollars per share)	$ 48.06
Stock options outstanding (in shares)	3,333,027
Weighted average remaining contractual life of stock options outstanding (in years)	9.2
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 46.92
Stock options exercisable (in shares)	697,776
Weighted average remaining contractual life of stock options exercisable (in years)	7.9
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 45.89
Range of exercise price, $ 48.35-51.52
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 48.35
Stock options, range of exercise prices, high end (in dollars per share)	$ 51.52
Stock options outstanding (in shares)	2,569,347
Weighted average remaining contractual life of stock options outstanding (in years)	6.5
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 49.49
Stock options exercisable (in shares)	2,569,347
Weighted average remaining contractual life of stock options exercisable (in years)	6.5
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 49.49

STOCK INCENTIVE AND OPTION PLANS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock Options
STOCK INCENTIVE AND OPTION PLANS
Weighted average grant date fair value of options granted at market prices (in dollars per share)	$ 10.11	$ 9.59	$ 7.75
Assumptions
Risk-free rate of return (in percent)	2.00%	2.20%	1.90%
Expected life (in years)	6	5	6
Expected volatility (in percent)	23.10%	23.30%	23.50%
Expected dividend yield (in percent)	1.40%	1.40%	1.50%
Yield curve of U.S. treasury rates, low end of range (in months)	1
Yield curve of U.S. treasury rates, high end of range (in years)	10
PBRSU Awards
Assumptions
Period of requisite continued service (in years)	3 years
Common stock issuable for each vested stock award (in shares)	1
Restricted Stock Awards and Units
Assumptions
Restricted stock outstanding vesting period, low end of range (in months)	12
Restricted stock outstanding vesting period, high end of range (in months)	60

STOCK INCENTIVE AND OPTION PLANS (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
STOCK INCENTIVE AND OPTION PLANS
Total compensation expense related to share-based compensation plans	$ 29	$ 37	$ 34
Total compensation expense, net of tax benefit	19	24	22
Total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company's plans	$ 62
Weighted-average period over which unrecognized compensation costs on nonvested awards expected to be recognized (in years)	2.1
Summary of non-vested stock option activity:
Stock options granted (in shares)	1,783,293	1,969,241	3,938,035
Stock Options
Summary of non-vested stock option activity:
Stock options outstanding, at beginning of period (in shares)	4,946,759
Stock options granted (in shares)	1,783,293
Stock options vested/ earned (in shares)	(2,680,325)
Stock options cancelled (in shares)	(153,118)
Stock options outstanding, at end of period (in shares)	3,896,609	4,946,759
Weighted-average fair value at grant-date of stock options, at the beginning of period (in dollars per share)	$ 9.54
Weighted-average fair value at grant-date of stock options granted (in dollars per share)	$ 10.11	$ 9.59	$ 7.75
Weighted-average fair value at grant-date of stock options vested/ earned (in dollars per share)	$ 9.71
Weighted-average fair value at grant-date of stock options cancelled (in dollars per share)	$ 9.53
Weighted-average fair value at grant-date of stock options, at the end of period (in dollars per share)	$ 9.68	$ 9.54
PBRSU Awards
Summary of PBRSU awards and restricted stock activity:
Stock awards outstanding, at the beginning of period (in shares)	434,640
Stock awards granted (in shares)	423,890
Stock awards cancelled (in shares)	(12,900)
Stock awards outstanding, at the end of period (in shares)	845,630
Weighted-average fair value at grant-date of stock awards outstanding, at the beginning of period (in dollars per share)	$ 43.63
Weighted-average fair value at grant-date of stock awards granted (in dollars per share)	$ 45.76
Weighted-average fair value at grant-date of stock awards cancelled (in dollars per share)	$ 43.63
Weighted-average fair value at grant-date of stock awards outstanding, at the end of period (in dollars per share)	$ 44.7
Restricted Stock Awards and Units
Summary of PBRSU awards and restricted stock activity:
Stock awards outstanding, at the beginning of period (in shares)	93,308
Stock awards granted (in shares)	110,565
Stock awards vested/ earned (in shares)	(33,692)
Stock awards cancelled (in shares)	(3,010)
Stock awards outstanding, at the end of period (in shares)	167,171
Weighted-average fair value at grant-date of stock awards outstanding, at the beginning of period (in dollars per share)	$ 43.05
Weighted-average fair value at grant-date of stock awards granted (in dollars per share)	$ 44.79
Weighted-average fair value at grant-date of stock awards vested/earned (in dollars per share)	$ 46.39
Weighted-average fair value at grant-date of stock awards cancelled (in dollars per share)	$ 42.09
Weighted-average fair value at grant-date of stock awards outstanding, at the end of period (in dollars per share)	$ 43.54

INCOME TAXES (Details) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income before income taxes
Domestic									$ 497.5	$ 452.7	$ 402.8
Foreign									250.2	167.4	248.4
Income before income taxes	189.4	230.2	189.3	138.8	180.7	207.9	149.8	81.7	747.7	620.1	651.2
Current income tax expense (benefit)
Federal and state									173.5	56.3	59.1
Foreign									74.2	57	63.1
Total current									247.7	113.3	122.2
Deferred income tax expense (benefit)
Federal and state									(26.3)	93.2	79.1
Foreign									(4.8)	(5.1)	1.5
Total deferred									(31.1)	88.1	80.6
Provision for income taxes	$ 57.8	$ 55.9	$ 59.8	$ 43.1	$ 64.4	$ 62.7	$ 50.3	$ 24	$ 216.6	$ 201.4	$ 202.8

INCOME TAXES (Details 2) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
INCOME TAXES
Federal net operating loss carryforwards	$ 4
Unrealized capital loss related to investment impairment	9
Deferred tax assets
Other accrued liabilities	56.5	62.4
Loss carryforwards	26.1	20.1
Share-based compensation	64	65.2
Pension and other comprehensive income	155.5	196.7
Foreign tax credit	22.4	5.1
Other, net	46.1	40.5
Valuation allowance	(11.2)	(14.9)
Total deferred tax assets	359.4	375.1
Deferred tax liabilities
Property plant and equipment basis differences	106.3	91.6
Intangible assets	132.2	148.9
Other, net	0.6	4.3
Total deferred tax liabilities	239.1	244.8
Net deferred tax assets	$ 120.3	$ 130.3

INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate
Statutory U.S. rate (in percent)	35.00%	35.00%	35.00%
State income taxes, net of federal benefit (in percent)	1.90%	2.40%	2.30%
Foreign operations (in percent)	(4.50%)	(2.70%)	(4.10%)
Domestic manufacturing deduction (in percent)	(2.00%)	(1.10%)	(1.50%)
Audit settlements and refunds (in percent)	(1.30%)
Non-taxable sale of plant and business (in percent)			(1.50%)
U.S.- German tax treaty ratification (in percent)			(0.80%)
Valuation allowance on investment impairment (in percent)			0.90%
Other, net (in percent)	(0.10%)	(1.10%)	0.80%
Effective income tax rate (in percent)	29.00%	32.50%	31.10%
Undistributed earnings of international affiliates	$ 1,000
Decrease in company's gross liability for unrecognized tax benefits that could result from tax settlements during the next twelve months	33
Recognized discrete tax benefit, net	8
Income tax charge due to the passage of the U.S. Patient Protection and Affordable Care Law	5
Recognized discrete tax charges related to optimizing the business structure		4.5
Reduction in income tax expense resulting from a new tax treaty between the U.S. and Germany			5.2
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Balance at beginning of year	116.7	110.6	98.6
Additions based on tax positions related to the current year	10.4	16	10.9
Additions for tax positions of prior years	0.2	6	9.9
Reductions for tax positions of prior years	(9.1)	(5.2)	(4.7)
Reductions for tax positions due to statute of limitations	(6.8)	(8.7)	(0.9)
Settlements	(44.6)	(5.4)	(0.3)
Foreign currency translation	(0.6)	3.4	(2.9)
Balance at end of year	66.2	116.7	110.6
Unrecognized tax benefits that would affect the annual effective tax rate	54
Interest on unrecognized tax benefits accrued during the period	2
Income tax penalties and interest accrued	$ 4	$ 12

RENTALS AND LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
RENTALS AND LEASES
Operating leases, rental expense	$ 121	$ 121	$ 124
Future minimum payments under operating leases with noncancelable terms in excess of one year were:
2011	67
2012	49
2013	30
2014	20
2015	15
Thereafter	25
Total	206
Maximum term, operating leases for vehicles with month-to-month renewal (in years)	1
Estimated payments under operating leases for vehicles in 2011	$ 36

RESEARCH EXPENDITURES (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
RESEARCH EXPENDITURES
Research expenditures related to the development of new products and processes, including significant improvements and refinements to existing products	$ 88	$ 86	$ 86

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
COMMITMENTS AND CONTINGENCIES
Number of wage hour lawsuits	2
Environmental remediation costs recognized
Number of locations for environmental assessments and remediation	20
Reserve for environmental remediation costs	$ 3	$ 4

RETIREMENT PLANS (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Amounts recognized in Consolidated Balance Sheet:
Other assets	$ 1.5	$ 9.8
Postretirement health care and pension benefits.	(565.8)	(603.7)
Amounts recognized in Accumulated Other Comprehensive Loss:
Accumulated other comprehensive loss, net of tax	387.4	426.1
Change in Accumulated Other Comprehensive Loss:
Other comprehensive loss (income)	38.7	(61.4)	(202)
U.S. Pension Benefits (qualified and non-qualified plans)
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	1,023.4	905.8
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,092.7	963.1
Service cost	50.6	47.2
Interest	62.6	59
Curtailments and settlements	(0.6)
Plan amendments	(39.8)
Actuarial loss (gain)	23.1	54.6
Benefits paid	(33.9)	(31.2)
Projected benefit obligation, end of year	1,154.7	1,092.7
Plan Assets
Fair value of plan assets, beginning of year	898.8	572.7
Actual returns on plan assets	120.8	127.8
Company contributions	3.2	229.5
Benefits paid	(33.9)	(31.2)
Fair value of plan assets, end of year	988.9	898.8
Funded Status, end of year	(165.8)	(193.9)
Amounts recognized in Consolidated Balance Sheet:
Other current liabilities	(4.3)	(6.7)
Postretirement health care and pension benefits.	(161.5)	(187.2)
Net liability	(165.8)	(193.9)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unrecognized net actuarial loss	499.9	532.8
Unrecognized net prior service costs (benefits)	(38)	2.6
Tax benefit	(179.3)	(207.5)
Accumulated other comprehensive loss, net of tax	282.6	327.9
Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss	(24.7)	(15.9)
Amortization of prior service benefits (costs)	(0.5)	(0.5)
Current period net actuarial loss (gain)	(7.6)	2.3
Current period prior service costs	(39.8)
Curtailment	(0.9)
Tax expense (benefit)	28.2	5.4
Other comprehensive loss (income)	(45.3)	(8.7)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2011:
Net actuarial loss	31.8
Net prior service costs/(benefits)	(4.2)
Total	27.6
Non-qualified plans
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	75	74
International Pension Benefits
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	537.4	524.8
Projected Benefit Obligation
Projected benefit obligation, beginning of year	563.4	373.1
Service cost	18.9	14.9
Interest	26.7	24.6
Participant contributions	3.2	3
Curtailments and settlements	(0.1)	(0.6)
Plan amendments		1.6
Actuarial loss (gain)	34.1	103
Benefits paid	(18)	(23.2)
Foreign currency translation	(48.8)	67
Projected benefit obligation, end of year	579.4	563.4
Plan Assets
Fair value of plan assets, beginning of year	299.4	225.2
Actual returns on plan assets	24.9	33.2
Company contributions	27.4	26.8
Participant contributions	3.2	3
Settlements		(0.6)
Benefits paid	(18)	(23.2)
Foreign currency translation	(18.4)	35
Fair value of plan assets, end of year	318.5	299.4
Funded Status, end of year	(260.9)	(264)
Amounts recognized in Consolidated Balance Sheet:
Other assets	1.5	9.8
Other current liabilities	(7.4)	(8.5)
Postretirement health care and pension benefits.	(255)	(265.3)
Net liability	(260.9)	(264)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unrecognized net actuarial loss	134.6	121.1
Unrecognized net prior service costs (benefits)	1.2	1.6
Tax benefit	(41.3)	(37.4)
Accumulated other comprehensive loss, net of tax	94.5	85.3
Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss	(4)	(2.1)
Amortization of prior service benefits (costs)	(0.4)	(0.3)
Current period net actuarial loss (gain)	26.4	86.2
Current period prior service costs		1.6
Tax expense (benefit)	(7.7)	(30.4)
Foreign currency translation	(5.1)	13.6
Other comprehensive loss (income)	9.2	68.6
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2011:
Net actuarial loss	5.3
Net prior service costs/(benefits)	0.1
Total	5.4
U.S. Postretirement Health Care Benefits
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	159.4	154.6
Projected Benefit Obligation
Projected benefit obligation, beginning of year	154.6	157
Service cost	2	2
Interest	8.8	9.5
Participant contributions	3.5	3.4
Medicare subsidies received	0.7	0.6
Curtailments and settlements		1.4
Actuarial loss (gain)	2.8	(2.7)
Benefits paid	(13)	(16.6)
Projected benefit obligation, end of year	159.4	154.6
Plan Assets
Fair value of plan assets, beginning of year	12.7	18.2
Actual returns on plan assets	2.4	2.4
Company contributions	16	7.4
Participant contributions	1.5	1.3
Benefits paid	(13)	(16.6)
Fair value of plan assets, end of year	19.6	12.7
Funded Status, end of year	(139.8)	(141.9)
Amounts recognized in Consolidated Balance Sheet:
Other current liabilities	(1.8)	(1.8)
Postretirement health care and pension benefits.	(138)	(140.1)
Net liability	(139.8)	(141.9)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unrecognized net actuarial loss	18.1	22.9
Unrecognized net prior service costs (benefits)	0.3	(0.1)
Tax benefit	(8.1)	(9.9)
Accumulated other comprehensive loss, net of tax	10.3	12.9
Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss	(0.2)	(4.3)
Amortization of prior service benefits (costs)	0.4	6.5
Current period net actuarial loss (gain)	(4.6)	(3.8)
Tax expense (benefit)	1.8	3.1
Other comprehensive loss (income)	(2.6)	1.5
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2011:
Net actuarial loss	0.2
Net prior service costs/(benefits)	0.1
Total	$ 0.3

RETIREMENT PLANS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 U.S. Pension and Postretirement Health Care Benefits	Dec. 31, 2009 U.S. Pension and Postretirement Health Care Benefits	Dec. 31, 2010 U.S. Pension and Postretirement Health Care Benefits Cash	Dec. 31, 2009 U.S. Pension and Postretirement Health Care Benefits Cash	Dec. 31, 2010 U.S. Pension and Postretirement Health Care Benefits Large cap equity	Dec. 31, 2009 U.S. Pension and Postretirement Health Care Benefits Large cap equity	Dec. 31, 2010 U.S. Pension and Postretirement Health Care Benefits Small cap equity	Dec. 31, 2009 U.S. Pension and Postretirement Health Care Benefits Small cap equity	Dec. 31, 2010 U.S. Pension and Postretirement Health Care Benefits International equity	Dec. 31, 2009 U.S. Pension and Postretirement Health Care Benefits International equity	Dec. 31, 2010 U.S. Pension and Postretirement Health Care Benefits Core fixed income	Dec. 31, 2009 U.S. Pension and Postretirement Health Care Benefits Core fixed income	Dec. 31, 2010 U.S. Pension and Postretirement Health Care Benefits Real estate	Dec. 31, 2009 U.S. Pension and Postretirement Health Care Benefits Real estate	Dec. 31, 2010 U.S. Pension and Postretirement Health Care Benefits Hedge funds	Dec. 31, 2009 U.S. Pension and Postretirement Health Care Benefits Hedge funds	Dec. 31, 2010 U.S. Pension and Postretirement Health Care Benefits Private equity	Dec. 31, 2009 U.S. Pension and Postretirement Health Care Benefits Private equity	Dec. 31, 2010 U.S. Pension and Postretirement Health Care Benefits Alternative investments	Dec. 31, 2009 U.S. Pension and Postretirement Health Care Benefits Alternative investments	Dec. 31, 2010 International Pension Benefits	Dec. 31, 2009 International Pension Benefits	Dec. 31, 2010 International Pension Benefits Cash	Dec. 31, 2009 International Pension Benefits Cash	Dec. 31, 2010 International Pension Benefits International equity	Dec. 31, 2009 International Pension Benefits International equity	Dec. 31, 2010 International Pension Benefits Corporate bonds	Dec. 31, 2009 International Pension Benefits Corporate bonds	Dec. 31, 2010 International Pension Benefits Government bonds	Dec. 31, 2009 International Pension Benefits Government bonds	Dec. 31, 2010 International Pension Benefits Total fixed income	Dec. 31, 2009 International Pension Benefits Total fixed income	Dec. 31, 2010 International Pension Benefits Real estate	Dec. 31, 2009 International Pension Benefits Real estate	Dec. 31, 2010 International Pension Benefits Insurance contracts	Dec. 31, 2009 International Pension Benefits Insurance contracts
Aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	$ 526.4	$ 519.4
Accumulated benefit obligation	478.3	468.7
Fair value of plan assets	$ 194.1	$ 175.5
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE (in percent)			100.00%	100.00%			35.00%	35.00%	10.00%	10.00%	13.00%	13.00%	22.00%	22.00%	5.00%	5.00%	6.00%	6.00%	5.00%	5.00%	4.00%	4.00%
PERCENTAGE OF PLAN ASSETS (in percent)			100.00%	100.00%	2.00%	10.00%	43.00%	40.00%	12.00%	10.00%	13.00%	12.00%	20.00%	19.00%	3.00%	3.00%	6.00%	6.00%	1.00%				100.00%	100.00%	1.00%	1.00%	39.00%	38.00%	24.00%	26.00%	15.00%	15.00%	39.00%	41.00%	4.00%	4.00%	17.00%	16.00%

RETIREMENT PLANS (Details 3) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
U.S. Pension and Postretirement Health Care Benefits
Defined Benefit Plan Disclosure
Fair Value	$ 1,008.5
U.S. Pension and Postretirement Health Care Benefits | Cash
Defined Benefit Plan Disclosure
Fair Value	19.7
U.S. Pension and Postretirement Health Care Benefits | Cash | Level 1
Defined Benefit Plan Disclosure
Fair Value	19.7
U.S. Pension and Postretirement Health Care Benefits | Large cap equity
Defined Benefit Plan Disclosure
Fair Value	433
U.S. Pension and Postretirement Health Care Benefits | Large cap equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	433
U.S. Pension and Postretirement Health Care Benefits | Small cap equity
Defined Benefit Plan Disclosure
Fair Value	120
U.S. Pension and Postretirement Health Care Benefits | Small cap equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	120
U.S. Pension and Postretirement Health Care Benefits | International equity
Defined Benefit Plan Disclosure
Fair Value	135.5
U.S. Pension and Postretirement Health Care Benefits | International equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	135.5
U.S. Pension and Postretirement Health Care Benefits | Total fixed income
Defined Benefit Plan Disclosure
Fair Value	205.4
U.S. Pension and Postretirement Health Care Benefits | Total fixed income | Level 1
Defined Benefit Plan Disclosure
Fair Value	205.4
U.S. Pension and Postretirement Health Care Benefits | Real estate
Defined Benefit Plan Disclosure
Fair Value	28.9
U.S. Pension and Postretirement Health Care Benefits | Real estate | Level 2
Defined Benefit Plan Disclosure
Fair Value	28.9
U.S. Pension and Postretirement Health Care Benefits | Hedge funds
Defined Benefit Plan Disclosure
Fair Value	55.4
U.S. Pension and Postretirement Health Care Benefits | Hedge funds | Level 3
Defined Benefit Plan Disclosure
Fair Value	55.4	49.3
U.S. Pension and Postretirement Health Care Benefits | Private equity
Defined Benefit Plan Disclosure
Fair Value	10.6
U.S. Pension and Postretirement Health Care Benefits | Private equity | Level 3
Defined Benefit Plan Disclosure
Fair Value	10.6	3.1
U.S. Pension and Postretirement Health Care Benefits | Level 1
Defined Benefit Plan Disclosure
Fair Value	913.6
U.S. Pension and Postretirement Health Care Benefits | Level 2
Defined Benefit Plan Disclosure
Fair Value	28.9
U.S. Pension and Postretirement Health Care Benefits | Level 3
Defined Benefit Plan Disclosure
Fair Value	66
International Pension Benefits
Defined Benefit Plan Disclosure
Fair Value	318.5	299.4	225.2
International Pension Benefits | Cash
Defined Benefit Plan Disclosure
Fair Value	1.9
International Pension Benefits | Cash | Level 1
Defined Benefit Plan Disclosure
Fair Value	1.9
International Pension Benefits | International equity
Defined Benefit Plan Disclosure
Fair Value	123.7
International Pension Benefits | International equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	123.7
International Pension Benefits | Corporate bonds
Defined Benefit Plan Disclosure
Fair Value	77.2
International Pension Benefits | Corporate bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	77.2
International Pension Benefits | Government bonds
Defined Benefit Plan Disclosure
Fair Value	47.3
International Pension Benefits | Government bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	47.3
International Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Fair Value	12.3
International Pension Benefits | Real estate | Level 2
Defined Benefit Plan Disclosure
Fair Value	12.3
International Pension Benefits | Insurance contracts
Defined Benefit Plan Disclosure
Fair Value	56.1
International Pension Benefits | Insurance contracts | Level 2
Defined Benefit Plan Disclosure
Fair Value	56.1
International Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Fair Value	250.1
International Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Fair Value	$ 68.4

RETIREMENT PLANS (Details 4) (U.S. Pension and Postretirement Health Care Benefits, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2010 Hedge funds	Dec. 31, 2010 Hedge funds Level 3	Dec. 31, 2010 Private equity	Dec. 31, 2010 Private equity Level 3	Dec. 31, 2010 Level 3
Rollforward of Level 3 plan asset activity:
Fair value of plan assets, beginning of year	$ 1,008.5	$ 55.4	$ 49.3	$ 10.6	$ 3.1	$ 66
Actual return on plan assets
Unrealized gains			2.6		1.1
Realized losses					(0.2)
Purchases			3.5		6.6
Fair value of plan assets, end of year	$ 1,008.5	$ 55.4	$ 55.4	$ 10.6	$ 10.6	$ 66

RETIREMENT PLANS (Details 5) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
U.S. Pension Benefits (qualified and non-qualified plans)
Net periodic benefit costs
Service cost - employee benefits earned during the year	$ 50.6	$ 47.2	$ 44.7
Interest cost on benefit obligation	62.6	59	51.8
Expected return on plan assets	(90.1)	(75.5)	(70.3)
Recognition of net actuarial loss	24.7	15.9	8.9
Amortization of prior service cost (benefit)	0.5	0.5	1.3
Curtailment loss	0.3
Total expense	48.6	47.1	36.4
International Pension Benefits
Net periodic benefit costs
Service cost - employee benefits earned during the year	18.9	14.9	20.7
Interest cost on benefit obligation	26.7	24.6	26.1
Expected return on plan assets	(17)	(16.4)	(18.8)
Recognition of net actuarial loss	4	1.6	1.1
Amortization of prior service cost (benefit)	0.4	0.3	0.4
Curtailment loss	0.1	0.5
Total expense	33.1	25.5	29.5
U.S. Postretirement Health Care Benefits
Net periodic benefit costs
Service cost - employee benefits earned during the year	2	2	2.3
Interest cost on benefit obligation	8.8	9.5	9.6
Expected return on plan assets	(1.5)	(1.4)	(2.5)
Recognition of net actuarial loss	0.2	4.3	4.7
Amortization of prior service cost (benefit)	(0.4)	(5.9)	(6.4)
Curtailment loss		0.9
Total expense	$ 9.1	$ 9.4	$ 7.7

RETIREMENT PLANS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Plan Assumed Health Care Cost Trend Rates
Annual rates of increase in the per capita cost of covered health care for pre-age 65 retirees (in percent)	7.50%
Annual rates of increase in the per capita cost of covered health care for post-age 65 retirees (in percent)		8.00%
Rate of per capita cost of covered health care in 2019 (in percent)		5.00%
Maximum annual increase in health care costs which are eligible for subsidy (in percent)		4.00%
Effect of a one-percentage point change in the assumed health care cost trend rate:
Effect on total of service and interest cost components, increase	$ 0.5
Effect on total of service and interest cost components, decrease	(0.4)
Effect on postretirement benefit obligation, increase	8.1
Effect on postretirement benefit obligation, decrease	(7)
Estimate of benefits expected to be paid for company's pension and postretirement health care benefit plans:
2011	72
2012	85
2013	81
2014	87
2015	100
2016-2020	616
MEDICAL SUBSIDY RECEIPTS
2011	1
2012	1
2013	1
2014	1
2015	1
2016-2020	10
Savings Plan and ESOP
Percentage of eligible compensation, matched 100% (in percent)	3.00%
Percentage of matching contribution made by company, up to 3% eligible compensation (in percent)	100.00%
Minimum percentage of eligible compensation, 50% matched (in percent)	3.00%
Maximum percentage of eligible contribution, 50% matched (in percent)	5.00%
Percentage of matching contribution made by company for employee contributions between 3% and 5% (in percent)	50.00%
Percentage of matching contribution by company vested immediately (in percent)	100.00%
Employer contribution for 401(k) savings plan	23	22	23
U.S. Pension Benefits (qualified and non-qualified plans)
Defined Benefit Plan Disclosure
Employer voluntary contribution to pension benefit plan made in January 2011	100
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (in percent)	5.41%	5.84%	6.26%
Projected salary increase (in percent)	4.32%	4.32%	4.32%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (in percent)	5.84%	6.26%	5.99%
Expected return on plan assets (in percent)	8.50%	8.50%	8.75%
Projected salary increase (in percent)	4.32%	4.32%	4.32%
International Pension Benefits
Defined Benefit Plan Disclosure
Estimated contribution to pension benefit plan during 2011	33
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (in percent)	4.62%	5.21%	6.39%
Projected salary increase (in percent)	3.40%	3.38%	3.23%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (in percent)	5.21%	6.39%	5.03%
Expected return on plan assets (in percent)	6.22%	5.48%	5.85%
Projected salary increase (in percent)	3.38%	3.23%	3.14%
U.S. Postretirement Health Care Benefits
Defined Benefit Plan Disclosure
Decrease in postretirement health care benefits projected benefit obligation due to a change in law	$ 0.3
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (in percent)	5.41%	5.84%	6.26%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (in percent)	5.84%	6.26%	5.99%
Expected return on plan assets (in percent)	8.50%	8.50%	8.75%

OPERATING SEGMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial information of operating segments
Threshold percentage of product sales to consolidated net sales (in percent)	10.00%
Number of product classes comprising 10% or more of consolidated net sales	2
Sales of warewashing products as percent of consolidated net sales (in percent)	19.00%	19.00%	19.00%
Sales of laundry products as percent of consolidated net sales (in percent)	10.00%	11.00%	11.00%
U.S. Other Services
Financial information of operating segments
Total service revenue	$ 379	$ 381	$ 395
International
Financial information of operating segments
Total service revenue	$ 183	$ 171	$ 186

OPERATING SEGMENTS (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial information of reportable segments
Number of operating segments									12
Number of reportable segments									3
Special gains and charges	$ 8.5	$ (5.1)	$ 0.6	$ 3.5	$ 10.2	$ 5.4	$ 25	$ 26.5	$ 7.5	$ 67.1	$ 25.9
Property, plant and equipment, net	1,148.3				1,176.2				1,148.3	1,176.2
NET SALES	1,575.5	1,561.9	1,520.2	1,432.1	1,564.5	1,546.4	1,441.5	1,348.2	6,089.7	5,900.6	6,137.5
OPERATING INCOME (LOSS)	203.6	245.1	204.3	153.8	195.8	223	165	97.5	806.8	681.3	712.8
DEPRECIATION AND AMORTIZATION									347.9	334.3	334.7
CAPITAL EXPENDITURES (INCLUDING CAPITALIZED SOFTWARE)									297.7	297.3	394.5
TOTAL ASSETS	4,872.2				5,020.9				4,872.2	5,020.9
United States
Financial information of reportable segments
Property, plant and equipment, net	628.4				646.9				628.4	646.9
NET SALES									3,170.4	3,112.7	3,130.1
OPERATING INCOME (LOSS)									585.3	560.9	482
DEPRECIATION AND AMORTIZATION									189.7	191.8	188.9
CAPITAL EXPENDITURES (INCLUDING CAPITALIZED SOFTWARE)									151.2	149.5	193.2
TOTAL ASSETS	2,025.6				2,067.6				2,025.6	2,067.6
U.S. Cleaning and Sanitizing
Financial information of reportable segments
NET SALES	681.4	718.9	689.3	632.3	676.1	693.2	671.1	622.9	2,721.9	2,663.3	2,660.8
OPERATING INCOME (LOSS)	113.3	148.6	138.6	113.4	125.2	141.1	126.3	102.6	513.9	495.2	430.2
DEPRECIATION AND AMORTIZATION									184.3	185.4	182.7
CAPITAL EXPENDITURES (INCLUDING CAPITALIZED SOFTWARE)									148.7	145.5	188.8
TOTAL ASSETS	1,876.2				1,915.5				1,876.2	1,915.5
U.S. Other Services
Financial information of reportable segments
Number of operating segments									2
NET SALES	111.3	117.6	114.9	104.7	109.4	117.6	115.3	107.1	448.5	449.4	469.3
OPERATING INCOME (LOSS)	18.5	19.7	18.6	14.6	15.8	18.4	18.3	13.2	71.4	65.7	51.8
DEPRECIATION AND AMORTIZATION									5.4	6.4	6.2
CAPITAL EXPENDITURES (INCLUDING CAPITALIZED SOFTWARE)									2.5	4	4.4
TOTAL ASSETS	149.4				152.1				149.4	152.1
International
Financial information of reportable segments
Number of operating segments									4
Property, plant and equipment, net	519.9				529.3				519.9	529.3
NET SALES	791.3	775.5	749.6	699.6	766.5	755.2	716.7	683.5	3,016	2,921.9	2,895.1
OPERATING INCOME (LOSS)	82.3	80.1	55.1	37.2	72.7	79.1	57.8	25.4	254.7	235	263.4
DEPRECIATION AND AMORTIZATION									158.2	142.5	145.8
CAPITAL EXPENDITURES (INCLUDING CAPITALIZED SOFTWARE)									146.5	147.8	201.3
TOTAL ASSETS	2,413.4				2,656.2				2,413.4	2,656.2
Effect of foreign currency translation
Financial information of reportable segments
NET SALES	(8.5)	(50.1)	(33.6)	(4.5)	12.5	(19.6)	(61.6)	(65.3)	(96.7)	(134)	112.3
OPERATING INCOME (LOSS)	1.6	(3.7)	(1.1)	0.5	2	(2.4)	(5.7)	(4.6)	(2.7)	(10.7)	22.5
Corporate
Financial information of reportable segments
Special gains and charges									7.5	67.1	25.9
OPERATING INCOME (LOSS)	(12.1)	0.4	(6.9)	(11.9)	(19.9)	(13.2)	(31.7)	(39.1)	(30.5)	(103.9)	(55.1)
TOTAL ASSETS	$ 433.2				$ 297.1				$ 433.2	$ 297.1

QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial information of reportable segments
Net sales	$ 1,575.5	$ 1,561.9	$ 1,520.2	$ 1,432.1	$ 1,564.5	$ 1,546.4	$ 1,441.5	$ 1,348.2	$ 6,089.7	$ 5,900.6	$ 6,137.5
Cost of sales	783.7	763.4	750	716.7	781.1	763.9	725.1	707.9	3,013.8	2,978	3,141.6
Selling, general and administrative expenses	579.7	558.5	565.3	558.1	577.4	554.1	526.4	516.3	2,261.6	2,174.2	2,257.2
Special (gains) and charges	8.5	(5.1)	0.6	3.5	10.2	5.4	25	26.5	7.5	67.1	25.9
Operating Income	203.6	245.1	204.3	153.8	195.8	223	165	97.5	806.8	681.3	712.8
Interest expense, net	14.2	14.9	15	15	15.1	15.1	15.2	15.8	59.1	61.2	61.6
Income before income taxes	189.4	230.2	189.3	138.8	180.7	207.9	149.8	81.7	747.7	620.1	651.2
Provision for income taxes	57.8	55.9	59.8	43.1	64.4	62.7	50.3	24	216.6	201.4	202.8
Net income including noncontrolling interest	131.6	174.3	129.5	95.7	116.3	145.2	99.5	57.7	531.1	418.7	448.4
Less: Net income attributable to noncontrolling interest	0.3	0.1	0.2	0.2	0.5	0.2	0.4	0.3	0.8	1.4	0.3
Net income attributable to Ecolab	131.3	174.2	129.3	95.5	115.8	145	99.1	57.4	530.3	417.3	448.1
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 0.57	$ 0.75	$ 0.55	$ 0.41	$ 0.49	$ 0.61	$ 0.42	$ 0.24	$ 2.27	$ 1.76	$ 1.83
Diluted (in dollars per share)	$ 0.56	$ 0.74	$ 0.54	$ 0.4	$ 0.48	$ 0.6	$ 0.41	$ 0.24	$ 2.23	$ 1.74	$ 1.8
Weighted-average common shares outstanding
Basic (in shares)	232.1	232.8	233.4	235.4	237.1	237	236.5	236.1	233.4	236.7	245.4
Diluted (in shares)	236.4	237	237.4	239	241.3	240.6	239.5	238.1	237.6	239.9	249.3
U.S. Cleaning and Sanitizing
Financial information of reportable segments
Net sales	681.4	718.9	689.3	632.3	676.1	693.2	671.1	622.9	2,721.9	2,663.3	2,660.8
Operating Income	113.3	148.6	138.6	113.4	125.2	141.1	126.3	102.6	513.9	495.2	430.2
U.S. Other Services
Financial information of reportable segments
Net sales	111.3	117.6	114.9	104.7	109.4	117.6	115.3	107.1	448.5	449.4	469.3
Operating Income	18.5	19.7	18.6	14.6	15.8	18.4	18.3	13.2	71.4	65.7	51.8
International
Financial information of reportable segments
Net sales	791.3	775.5	749.6	699.6	766.5	755.2	716.7	683.5	3,016	2,921.9	2,895.1
Operating Income	82.3	80.1	55.1	37.2	72.7	79.1	57.8	25.4	254.7	235	263.4
Corporate
Financial information of reportable segments
Special (gains) and charges									7.5	67.1	25.9
Operating Income	(12.1)	0.4	(6.9)	(11.9)	(19.9)	(13.2)	(31.7)	(39.1)	(30.5)	(103.9)	(55.1)
Effect of foreign currency translation
Financial information of reportable segments
Net sales	(8.5)	(50.1)	(33.6)	(4.5)	12.5	(19.6)	(61.6)	(65.3)	(96.7)	(134)	112.3
Operating Income	$ 1.6	$ (3.7)	$ (1.1)	$ 0.5	$ 2	$ (2.4)	$ (5.7)	$ (4.6)	$ (2.7)	$ (10.7)	$ 22.5

Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Jan. 31, 2011	Jun. 30, 2010
Document and Entity Information
Entity Registrant Name	ECOLAB INC
Entity Central Index Key	0000031462
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 10,463,167,000
Entity Common Stock, Shares Outstanding		232,664,561
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY